NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                                       of

                        NORTHBROOK LIFE INSURANCE COMPANY
                                  PO Box 94040
                          Palatine, Illinois 60094-4040

                 GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                 Distributed By

                            Dean Witter Reynolds Inc.
                             Two World Trade Center
                            New York, New York 10048

This Prospectus describes the group and individual Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by Northbrook Life Insurance Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter and distributor of the Contracts. In certain states the Contract is only available as a group Contract. In these states a Certificate (hereinafter referred to as "Contract") is issued to customers of Dean Witter which summarizes the provisions of the Master Group Policy issued to Dean Witter.

The Contract has the flexibility to allow you to shape an annuity to fit your particular needs. It is primarily designed to aid you in long-term financial planning and can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.

This Prospectus is a concise statement of the relevant information about the Northbrook Variable Annuity Account II ("Variable Account") which you should know before making a decision to purchase the Contract. This Prospectus generally describes only the variable portion of the Contract. For a brief summary of the fixed portion of the Contract, see "The Fixed Account" on page 22.

The Variable Account invests in shares of one or more management investment companies ("Funds"). All of the Funds which are described in this Prospectus may not be available in your state. Presently, the Variable Account invests in shares of the following Funds:

     Morgan  Stanley  Dean Witter  Variable  Investment  Series
     Morgan  Stanley Universal Funds, Inc.
     Van Kampen American Capital Life Investment Trust

The Company has prepared and filed a Statement of Additional Information dated July 10, 1998, with the U.S. Securities and Exchange Commission. If you wish to receive the Statement of Additional Information, you may obtain a free copy by calling or writing the Company at the address below. For your convenience, an order form for the Statement of Additional Information may be found on page 29 of this Prospectus. Before ordering, you may wish to review the Table of Contents of the Statement of Additional Information on page 27 of this Prospectus. The Statement of Additional Information has been incorporated by reference into this Prospectus.

                        Northbrook Life Insurance Company
                                  PO Box 94040
                          Palatine, Illinois 60094-4040
                                 (800) 654-2397

This Prospectus is valid only when accompanied or preceded by a current Prospectus for the Morgan Stanley Dean Witter Variable Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   Please Read This Prospectus Carefully and Retain It For Future Reference.

                  The Date of This Prospectus is July 10, 1998.

                  The Contract is not available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                TABLE OF CONTENTS
Glossary.................................................................. 3
Introduction.............................................................. 5
Summary of Separate Account Expenses...................................... 7
Condensed Financial Information...........................................11
Performance Data..........................................................11
Financial Statements......................................................11
Northbrook Life Insurance Company and the Variable Account................11
   Northbrook Life Insurance Company......................................11
   Dean Witter Reynolds Inc...............................................12
   The Variable Account...................................................12
   The Funds..............................................................12
The Contracts.............................................................14
   Purchase of the Contracts..............................................14
   Crediting of Initial Purchase Payments.................................14
   Allocation of Purchase Payments........................................14
   Value of Variable Account Accumulation Units...........................15
   Transfers..............................................................15
   Surrender and Withdrawals..............................................16
   Default................................................................16
Charges and Other Deductions..............................................17
   Deductions from Purchase Payments......................................17
   Early Withdrawal Charge................................................17
   Contract Maintenance Charge............................................17
   Administrative Expense Charge..........................................18
   Mortality and Expense Risk Charge......................................18
   Taxes..................................................................18
   Fund Expenses..........................................................18
Benefits Under the Contract...............................................18
   Death Benefits Prior to the Payout Start Date..........................18
   Death Benefits After the Payout Start Date.............................20
Income Payments...........................................................20
   Payout Start Date......................................................20
   Amount of Variable Annuity Income Payments.............................20
   Performance Income Benefit.............................................21
   Income Plans...........................................................21
The Fixed Account.........................................................22
   General Description....................................................22
   Dollar Cost Averaging Fixed Account....................................22
   Transfers, Surrenders, and Withdrawals.................................22
General Matters...........................................................22
   Owner..................................................................22
   Beneficiary............................................................23
   Delay of Payments......................................................23
   Assignments............................................................23
   Modification...........................................................23
   Customer Inquiries.....................................................23
Federal Tax Matters.......................................................23
   Introduction...........................................................23
   Taxation of Annuities in General.......................................23
   Tax Qualified Contracts................................................25
    Income Tax Withholding................................................25
Voting Rights.............................................................25
Distribution of Contracts.................................................26
Year 2000.................................................................26
Statement of Additional Information: Table of Contents....................27
Order Form................................................................29

GLOSSARY

     Accumulation Unit--An accounting unit used to calculate the Cash Value in the Variable Account prior to the Payout Start Date. Each Sub-Account of the Variable Account has its own distinct Accumulation Unit value.

     Age--Age on last birthday.

     Annuitant--Includes  Annuitant and any Joint Annuitant. A natural person(s)
whose  life  determines  the  duration  of  annuity   payments   involving  life
contingencies.

     Annuity Unit--An accounting unit used to calculate Variable Annuity payments. Each Sub-Account has a distinct Annuity Unit value.

     Automatic Additions--Additional Purchase Payments of $500 or more which are made automatically from the Owner's bank account or Morgan Stanley Dean Witter Active Assets(sm) Account.

     Automatic Portfolio Rebalancing--All of the money allocated to Sub-Accounts of the Variable Account will be automatically rebalanced to the desired allocation on a quarterly basis (or other frequencies that may be offered by the Company).

     Beneficiary--The person(s) designated in the Contract who, after the death of any Owner or last surviving annuitant, may elect to receive the Death Benefit or continue the Contract as described in "Benefits Under the Contract" on page 18.

     Cash Value--The sum of the value of all Accumulation Units for the Variable Account plus the value in the Fixed Account (may also be known as Accumulation Value).

     Company--The issuer of the Contract, Northbrook Life Insurance Company, which is a wholly owned subsidiary of Allstate Life Insurance Company.

     Contract/Certificate--The   Flexible  Premium  Deferred   Variable  Annuity
Contract known as the "Variable Annuity II AssetManager" that is described in this Prospectus.

     Contract Anniversary--An anniversary of the date that the Contract was issued to the Owner.

     Contract Year--The year commencing on either the Issue Date or a Contract Anniversary.

     Date of Death--The Date that an Owner and/or Annuitant dies causing a Death Benefit to be due.

     Death Benefit--Prior to the Payout Start Date, the amount payable on the death of the Owner and/or Annuitant.

     Death Benefit Anniversary--Every sixth Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

     Dollar Cost Averaging Fixed Account--A one year Guarantee Period Fixed Account that may be used for the Dollar Cost Averaging Program.

     Dollar Cost Averaging Program--A method to transfer $100 or more of the Cash Value in any Sub-Accounts of the Variable Account or the Dollar Cost Averaging Fixed Account automatically to any Sub-Accounts on a monthly basis or other frequencies that may be offered by the Company.

     Due Proof of Death--One of the following:

         (a) A copy of a certified death certificate.

         (b) A copy of a certified decree of a court of competent jurisdiction as to the finding of death.

         (c) Any other proof satisfactory to the Company.

     Early Withdrawal Charge--The charge that may be assessed by the Company on full or partial withdrawals of the Purchase Payments in excess of the Free Withdrawal Amount.

     Enhanced Death Benefit--One of two Death Benefit options which can be selected.

     Fixed Account--All of the assets of the Company that are not in separate accounts. At present, the Dollar Cost Averaging Fixed Account is the only available Fixed Account option. Contributions made to the Fixed Account are invested in the general account of the Company.

     Fixed Annuity--An annuity with payments having a guaranteed amount.

     Free Withdrawal Amount--A portion of the Cash Value which may be annually withdrawn during the course of the Contract Year without incurring an Early Withdrawal Charge, i.e., 15% of all Purchase Payments.

     Funds--The Morgan Stanley Dean Witter Variable Investment Series, the Morgan Stanley Universal Funds, Inc. and/or the Van Kampen American Capital Life Investment Trust.

     Guarantee Period--The period of time for which a credited rate on an allocation to the Fixed Account is guaranteed.

     Income Payments--A series of periodic annuity payments made by the Company to the Owner or Beneficiary.

     Investment Alternative--The Fixed Account and the twenty Sub-Accounts of the Variable Account constitute the twenty-one Investment Alternatives.

     Joint  Annuitant--The   person,  along  with  the  Annuitant,   whose  life
determines the duration of annuity payments under a joint and last survivor annuity.

     Net Investment Factor--The factor for a particular Sub-Account used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period.

     Non-Qualified Contracts--Contracts that do not qualify for special federal income tax treatment.

     Owner--With respect to individual Contracts, the person or person(s) designated as the Owner(s) in the Contract. With respect to group Contracts, an individual participant(s) under the Contract.

     Payout Start Date--The date Income Payments are to begin under the Contract.

     Performance Death Benefit--One of two Death Benefit options which can be selected.

     Performance Income Benefit--An income benefit option which can be selected.

     Portfolios--The mutual fund portfolios of the Funds.

     Purchase Payments--The premiums paid by the Owner to the Company.

     Qualified Contracts--Contracts issued under plans that qualify for special federal income tax treatment.

     Required Minimum Distribution--For Qualified Contracts, partial withdrawals equal to the IRS Required Minimum Distribution may be taken from the Cash Value and sent to the Owner or deposited in the Owner's bank account or Morgan Stanley Dean Witter Active Assets(sm) Account.

     Settlement Value--The Cash Value less any applicable Early Withdrawal Charges and premium tax. The Settlement Value will be calculated at the end of the valuation period coinciding with a request for payment.

     Sub-Account--A sub-division of the Variable Account. Each Sub-Account invests exclusively in shares of a specified Portfolio.

     Systematic Withdrawals--Partial withdrawals of $100 or more may be taken from the Cash Value and deposited in the Owner's bank account or Morgan Stanley Dean Witter Active Assets(sm) Account or sent directly to the Owner.

     Valuation Date--Each day that the New York Stock Exchange ("NYSE") is open for business, except for days in which there is an insufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might not be materially affected by changes in the value of the portfolio securities. The Valuation Date does not include such Federal and non-Federal holidays as are observed by the NYSE.

     Valuation Period--The period between successive Valuation Dates, commencing at the close of regular trading on the NYSE (which is currently 3:00 p.m. Central Time) and ending as of the close of regular trading on the NYSE on the next succeeding Valuation Date.

     Variable Account--Northbrook Variable Annuity Account II, a separate investment account established by the Company to receive and invest the Purchase Payments paid under the Contracts.

     Variable Annuity--An annuity with payments that have no predetermined or guaranteed dollar amounts. The payments will vary in amounts depending upon the investment experience of one or more of the Portfolios.

INTRODUCTION

1.  What is the purpose of the Contract?

The Contracts described in this Prospectus seek to allow you to accumulate funds and to receive annuity payments ("Income Payments"), when desired, at rates which depend upon the return achieved from the types of investments chosen. THERE IS NO ASSURANCE THAT THIS GOAL WILL BE ACHIEVED. In attempting to achieve this goal, the Owner can allocate Purchase Payments to one or more of the Variable Account Portfolios. (Certain limitations may apply during the free-look period of your Contract. See "Allocation of Purchase Payments," page 14.)

Because Income Payments and Cash Values invested in the Variable Account depend on the investment experience of the selected Portfolios, the Owner bears the entire investment risk for amounts allocated to the Variable Account. See "Value of Variable Account Accumulation Units," page 15 and "Income Payments," page 20.

2. How do I purchase a Contract?

You may purchase the Contract from Dean Witter, the Company's authorized sales representative. The first Purchase Payment must be at least $20,000. The Company reserves the right to increase or decrease the minimum initial Purchase Payment amount. See "Purchase of the Contracts," page 14.

At the time of purchase, you will allocate your Purchase Payment among the Investment Alternatives, subject to certain limitations described in the "Allocation of Purchase Payments" section on page 14. All allocations must be in whole percents from 0% to 100% and must total 100%. Allocations of amounts of no less than $100 may also be made. Allocations may be changed by notifying the Company in writing. See "Allocation of Purchase Payments," page 14.

3. What types of investments underlie the Variable Account?

The Variable Account invests in shares of the Morgan Stanley Dean Witter Variable Investment Series, a mutual fund managed by Morgan Stanley Dean Witter Advisors Inc., a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The Fund has fifteen Portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio, the S&P 500 Index Portfolio, the Competitive Edge "Best Ideas" Portfolio, and the Strategist Portfolio. The Variable Account invests in shares of four Portfolios of Morgan Stanley Universal Funds, Inc., a mutual fund managed by Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The Fund Portfolios include: the Equity Growth Portfolio, the U.S. Real Estate Portfolio, the International Magnum Portfolio, and the Emerging Markets Equity Portfolio. The Variable Account also invests in shares of one Portfolio of Van Kampen American Capital Life Investment Trust, a mutual fund managed by Van Kampen American Capital Asset Management, Inc., a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The Fund Portfolio includes: the Emerging
Growth Portfolio. The assets of each Portfolio are held separately from the other Portfolios and each has distinct investment objectives and policies which are described in the accompanying Prospectus for the Fund. In addition to the Variable Account, Owners can also allocate all or part of their Purchase Payments to the Fixed Account. See "The Fixed Account," page 22.

4. Can I transfer amounts among the Investment Alternatives?

Transfers must be at least $100 or the entire amount in the Investment Alternative, whichever is less. Transfers to the Dollar Cost Averaging Fixed Account are not permitted. The Dollar Cost Averaging Program automatically moves funds on a monthly basis (or other frequencies that may be offered by the Company) from any Sub-Accounts of the Variable Account or from the Dollar Cost Averaging Fixed Account to any Sub-Accounts of your choice. Certain transfers may be restricted. See "Transfers," page 15.

5. Can I get my money if I need it?

All or part of the Settlement Value can be withdrawn before the earliest of the Payout Start Date, the death of an Owner, or the death of the last surviving Annuitant. No Early Withdrawal Charges will be deducted on amounts up to the annual Free Withdrawal Amount, i.e., 15% of Purchase Payments made. AMOUNTS WITHDRAWN IN EXCESS OF THE FREE WITHDRAWAL AMOUNT MAY BE SUBJECT TO AN EARLY WITHDRAWAL CHARGE OF 1%. IF THE WITHDRAWN PURCHASE PAYMENTS HAVE BEEN INVESTED IN THE CONTRACT FOR LESS THAN ONE YEAR THE COMPANY GUARANTEES THAT THE AGGREGATE SURRENDER CHARGES WILL NEVER EXCEED 1% OF THE PURCHASE PAYMENTS. Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. In addition, federal and state income tax may be withheld from withdrawal and surrender amounts. Additional restrictions may apply to Qualified Contracts. See "Surrender and Withdrawals," page 16, and "Taxation of Annuities in General," page 23.

6. What are the charges and deductions under the Contract?

To meet its Death Benefit obligations and to pay expenses not covered by the Contract Maintenance Charge, the Company deducts a Mortality and Expense Risk Charge of 1.49% and an Administrative Expense Charge of .10%. For Contracts with either one of the optional Death Benefit provisions or the optional Performance Income Benefit, an additional Mortality and Expense Risk Charge of .13% is assessed bringing the total charges for Contracts with an optional Death Benefit provision or the optional Performance Income Benefit to a Mortality and Expense Risk Charge of 1.62% and an Administrative Expense Charge of .10%. When both the Performance Income Benefit and the Performance Death Benefit are selected an additional Mortality and Expense Risk Charge of .24% is assessed bringing the total charges for Contracts with both the Performance Income Benefit and the Performance Death Benefit to a Mortality and Expense Risk Charge of 1.73% and an Administrative Expense Charge of .10%. See "Mortality and Expense Risk Charge," page 18 and "Administrative Expense Charge," page 18. Annually, the Company deducts $35 for maintaining the Contract (this fee is waived if total purchase payments are $50,000 or more). See "Contract Maintenance Charge," page 17. Additional deductions may be made for certain taxes. See "Taxes," page 18.

7. Does the Contract pay any guaranteed Death Benefits?

The Contracts provide that if any Owner or the last surviving Annuitant dies prior to the Payout Start Date, a Death Benefit may be paid to the new Owner or Beneficiary. If the Annuitant, not also an Owner dies, then the Death Benefit may be paid to the Owner in a lump sum. If requested to be paid in a lump sum within 180 days from the Date of Death, the Death Benefit will be the greatest of (1) the sum of all Purchase Payments less any amounts deducted in connection with partial withdrawals including any Early Withdrawal Charges and premium tax; or (2) the Cash Value on the date we receive Due Proof of Death; or (3) the Cash Value on the most recent Death Benefit Anniversary less any amounts deducted in connection with partial withdrawals, including any Early Withdrawal Charges and premium tax deducted from the Cash Value, since that anniversary. The Company is currently waiving the 180 day limit. The Company reserves the right to enforce the limitation in the future. For Contracts with either optional Death Benefit provision, the Death Benefit will be the greatest of (1) through (3) above, or
(4) the optional Death Benefit selected. If an optional Death Benefit is selected, it applies only at the death of the Owner. It does not apply to the death of the Annuitant if different from the Owner unless the Owner is a nonnatural person. See "Death Benefits Prior to the Payout Start Date," page 18, for a full description of Death Benefit options.

Prior to the Payout Start Date the Beneficiary has 180 days from the Date of Death of the Owner(s) or Annuitant(s) to either elect an income plan or to take a lump sum payment. The Company is currently waiving the 180 day limit. The Company reserves the right to enforce the limitation in the future. Death Benefits after the Payout Start Date, if any, will depend on the income plan chosen. See "Benefits Under the Contract," page 18.

8. Is there a free-look provision?

The Owner(s) may cancel the Contract any time within 20 days after receipt of the Contract, or longer if required by State law, and receive a full refund of Purchase Payments allocated to the Fixed Account. Unless a refund of Purchase Payments is required by State or Federal law, Purchase Payments allocated to the Variable Account will be returned after an adjustment to reflect investment gain or loss, less any applicable Contract expenses that occurred from the date of allocation through the date of cancellation.


SUMMARY OF SEPARATE ACCOUNT EXPENSES

The following fee table illustrates all expenses and fees that the Owner will incur. The expenses and fees set forth in the table are based on charges under the Contracts and on the expenses of the separate account and each underlying Fund.

Owner Transaction Expenses (all Sub-Accounts)

Sales Load Imposed on Purchases (as a percentage of Purchase Payments).....None
Early withdrawal charge (as a percentage of Purchase Payments)............. 1%*
Exchange Fee..............................................................None
Annual Contract Fee........................................................$35**

Separate Account Annual Expenses (as a percentage of account value)

                                               Without an Optional            With an Optional            With Both the Optional
                                             Death Benefit Provision       Death Benefit Provision     Performance Death Benefit and
                                           or the Optional Performance   or the Optional Performance     the Optional Performance
                                                Income Benefit                Income Benefit                 Income Benefit

Mortality and Expense Risk Charge***.......         1.49%                         1.62%                          1.73%
Administrative Expense Charge..............          .10%                          .10%                           .10%
Total Separate Account Annual Expenses.....         1.59%                         1.72%                          1.83%
------------------------------------
* There are no Early  Withdrawal  Charges on  amounts up to the Free  Withdrawal
Amount.  The Early Withdrawal Charge is applied to payments withdrawn in the one year period following a purchase payment.
**   This fee is waived if total purchase payments are $50,000 or more.
***  For amounts  allocated to the Variable  Account the  Mortality  and Expense
     Risk is assessed during both the  accumulation and the payout phases of the
     Contract.

Morgan Stanley Dean Witter Variable Investment Series ("Fund") Expenses (as a percentage of Fund average assets)



                                                                                                   Total Fund
                                                                                                 Annual Expenses
                                                                                                (after any expense
                                                         Management           Other               reimbursement
Portfolio                                                   Fees            Expenses               or waiver)
---------                                                   ----            --------            ---------------
Money Market.........................................       .50%              .02%                  .52%
Quality Income Plus..................................       .50% (1)          .03%                  .53%
High Yield...........................................       .50% (2)          .03%                  .53%
Utilities............................................       .65% (3)          .02%                  .67%
Income Builder(5)....................................       .75%              .24%                  .99%
Dividend Growth......................................      .625% (4)          .01%                 .635%
Capital Growth.......................................       .65%              .06%                  .71%
Global Dividend Growth...............................       .75%              .09%                  .84%
European Growth......................................      1.00% (6)          .12%                 1.12%
Pacific Growth.......................................      1.00%              .44%                 1.44%
Capital Appreciation(5)..............................       .75%              .22%                  .97%
Equity...............................................       .50% (7)          .02%                  .52%
S&P 500 Index(8) ....................................         0%                0%                    0%
Competitive Edge "Best Ideas"(8).....................         0%                0%                    0%
Strategist...........................................       .50%              .02%                  .52%

(1) Applicable to net assets of up to $500 million. For net assets which exceed $500 million, the fee will be .45%.
(2) Applicable to net assets of up to $500 million. For net assets which exceed $500 million, the fee will be .425%.
(3) Applicable to net assets of up to $500 million. For net assets which exceed $500 million, the fee will be .55%.
(4) Applicable to net assets of up to $500 million. For net assets which exceed $500 million, the fee will be .50%, assets that exceed $1 billion, the fee will be .475%. and for assets that exceed $2 billion, the fee will be .45%.
(5) Morgan Stanley Dean Witter Advisors Inc. has undertaken to assume all expenses until the pertinent portfolio has $50 million in assets or until July 31, 1998, whichever occurs first. Income Builder obtained $50 million on December 3, 1997 resulting in fees being applied on that date and thereafter. As of the date of this prospectus, Capital Appreciation had not attained $50 million in assets.
(6) Applicable to net assets of up to $500 million. For net assets which exceed $500 million, the fee will be .95%. (7) Applicable to net assets of up to $1 billion. For net assets which exceed $1 billion, the fee will be .475%.
     (8) The Investment Manager has undertaken to assume all expenses of each of these Portfolios (except for brokerage fees) and to waive the compensation provided for each of these Portfolios in its Management Agreement with the Fund until such time as the pertinent Portfolio has $50 million of net assets or until six months from the date of the Portfolio's commencement of operations, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all expenses of the S&P 500 Index Portfolio (except for brokerage fees) and to waive the compensation provided in its Management Agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed .50% of the daily net assets of the S&P 500 Index Portfolio. The fees being waived would be as follows:



                                            Management                 Other            Total Fund
Portfolio                                      Fees                   Expenses        Annual Expenses
---------                                      ----                   --------        ---------------
S&P 500 Index                                  .40%                      .05%              .45%
Competitive Edge "Best Ideas"                  .65%                      .06%              .71%

Morgan Stanley Universal Funds, Inc. ("Fund") Expenses (as a percentage of Fund average assets)

                                                                                         Total Fund
                                                                                       Annual Expenses
                                                                                      (after any expense
                                            Management                Other             reimbursement
Portfolio                                     Fees(1)                Expenses            or waiver)
---------                                     ----                   --------          ---------------
Equity Growth                                   0%                     .85%                 .85%
U.S. Real Estate                                0%                    1.10%                1.10%
International Magnum                            0%                    1.15%                1.15%
Emerging Markets Equity                         0%                    1.75%                1.75%

(1) Morgan Stanley Asset Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause "Total Fund Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions the expenses would have been as follows:

                                            Management                Other              Total Fund
Portfolio                                     Fees                  Expenses           Annual Expenses
---------                                     ----                  --------           ---------------
Equity Growth                                 .55%                    1.50%                 2.05%
U.S. Real Estate                              .80%                    1.52%                 2.32%
International Magnum                          .80%                    1.98%                 2.78%
Emerging Markets Equity                      1.25%                    2.87%                 4.12%

Van Kampen American Capital Life Investment Trust ("Fund") Expenses (as a percentage of Fund average assets)

                                                                                          Total Fund
                                                                                        Annual Expenses
                                                                                      (After any expense
                                            Management               Other              reimbursement
Portfolio                                     Fees(1)               Expenses             or waiver)
---------                                     ----                  --------           ---------------
Emerging Growth                                0%                      .85%                  .85%

(1) Van Kampen American Capital has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolio for which it acts as investment adviser if such fees would cause "Total Fund Annual Expenses" to exceed the amount set forth in the table above. Absent of such reductions the expenses would have been as follows:

                                             Management               Other              Total Fund
Portfolio                                      Fees                 Expenses           Annual Expenses
---------                                      ----                 --------           ---------------
Emerging Growth                                .70%                  1.80%                  2.50%


Example

You (the Owner) would pay the following expenses on a $1,000 investment, assuming a 5% annual return, if you continued the Contract, surrendered or annuitized at the end of the applicable time period:

(With Both the Optional Performance Income Benefit and the Optional Performance Death Benefit*)

                                                                    1 Year       3 Year       5 Year       10 Year
                                                                    ------       ------       ------       -------

Money Market Sub-Account....................................          $24           $75         $128         $273
Quality Income Plus Sub-Account.............................          $24           $75         $128         $274
High Yield Sub-Account......................................          $24           $75         $128         $274
Utilities Sub-Account.......................................          $26           $79         $136         $288
Income Builder Sub-Account..................................          $29           $89         $152         $320
Dividend Growth Sub-Account.................................          $25           $75         $129         $275
Capital Growth Sub-Account..................................          $26           $81         $138         $292
Global Dividend Growth Sub-Account..........................          $28           $85         $144         $305
European Growth Sub-Account.................................          $30           $93         $158         $333
Pacific Growth Sub-Account..................................          $34          $103         $174         $363
Capital Appreciation Sub-Account............................          $29           $89         $151         $318
Equity Sub-Account..........................................          $24           $75         $128         $273
S&P 500 Index Sub-Account...................................          $19           $59         $101         $218
Competitive Edge "Best Ideas" Sub-Account...................          $19           $59         $101         $218
Strategist Sub-Account......................................          $24           $75         $128         $273
Equity Growth Sub-Account...................................          $28           $85         $145         $306
U.S. Real Estate Sub-Account................................          $30           $93         $157         $331
International Magnum Sub-Account............................          $31           $94         $160         $336
Emerging Markets Equity Sub-Account.........................          $37          $112         $189         $392
Emerging Growth Sub-Account.................................          $28           $85         $145         $306

(With an Optional Death Benefit Provision or the Optional Performance Income Benefit**)

                                                                    1 Year       3 Years      5 Years     10 Years
                                                                    ------       -------      -------     --------

Money Market Sub-Account....................................          $23           $71         $122         $262
Quality Income Plus Sub-Account.............................          $23           $72         $123         $263
High Yield Sub-Account......................................          $23           $72         $123         $263
Utilities Sub-Account.......................................          $25           $76         $130         $277
Income Builder Sub-Account..................................          $28           $86         $146         $309
Dividend Growth Sub-Account.................................          $23           $72         $123         $264
Capital Growth Sub-Account..................................          $25           $77         $132         $281
Global Dividend Growth Sub-Account..........................          $26           $81         $139         $294
European Growth Sub-Account.................................          $29           $90         $153         $322
Pacific Growth Sub-Account..................................          $33          $100         $169         $353
Capital Appreciation Sub-Account............................          $28           $85         $145         $307
Equity Sub-Account..........................................          $23           $71         $122         $262
S&P 500 Index Sub-Account...................................          $18           $55          $95         $206
Competitive Edge "Best Ideas" Sub-Account...................          $18           $55          $95         $206
Strategist Sub-Account......................................          $23           $71         $122         $262
Equity Growth Sub-Account...................................          $27           $82         $139         $295
U.S. Real Estate Sub-Account................................          $29           $89         $152         $320
International Magnum Sub-Account............................          $30           $91         $154         $325
Emerging Markets Equity Sub-Account.........................          $36          $109         $184         $382
Emerging Growth Sub-Account.................................          $27           $82         $139         $295


(Without an Optional Death Benefit Provision or the Optional Performance Income Benefit***)

                                                                    1 Year       3 Years      5 Years     10 Years
                                                                    ------       -------      -------     --------

Money Market Sub-Account....................................          $22           $67         $116         $248
Quality Income Plus Sub-Account.............................          $22           $68         $116         $249
High Yield Sub-Account......................................          $22           $68         $116         $249
Utilities Sub-Account.......................................          $23           $72         $123         $264
Income Builder Sub-Account..................................          $27           $82         $140         $296
Dividend Growth Sub-Account.................................          $22           $68         $117         $250
Capital Growth Sub-Account..................................          $24           $73         $125         $268
Global Dividend Growth Sub-Account..........................          $25           $77         $132         $281
European Growth Sub-Account.................................          $28           $86         $146         $309
Pacific Growth Sub-Account..................................          $31           $96         $162         $340
Capital Appreciation Sub-Account............................          $26           $81         $139         $294
Equity Sub-Account..........................................          $22           $67         $116         $248
S&P 500 Index Sub-Account...................................          $17           $51          $88         $192
Competitive Edge "Best Ideas" Sub-Account...................          $17           $51          $88         $192
Strategist Sub-Account......................................          $22           $67         $116         $248
Equity Growth Sub-Account...................................          $25           $78         $133         $282
U.S. Real Estate Sub-Account................................          $28           $85         $145         $307
International Magnum Sub-Account............................          $28           $87         $148         $312
Emerging Markets Equity Sub-Account.........................          $34          $105         $178         $370
Emerging Growth Sub-Account.................................          $25           $78         $133         $282


The above examples should not be considered a representation of past or future expense or performance. Actual expenses of a Sub-Account may be greater or lesser than those shown. The purpose of this summary is to assist the Owner in understanding the various costs and expenses that Owners will bear directly or indirectly. Premium taxes are not reflected in the example but may be applicable.

*Total Separate Account Annual Expenses of 1.83%
**Total Separate Account Annual Expenses of 1.72%
***Total Separate Account Annual Expenses of 1.59%

CONDENSED FINANCIAL INFORMATION

The offering of the Contracts commenced as of the date of this Prospectus. Accordingly, there are no accumulation unit values to report for the Contracts.


PERFORMANCE DATA

From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations for the most recent one, five and ten year periods, or for a period from inception to date if the Sub-Account has not been available for one of the prescribed periods. The total return quotations for each period will be the average annual rates of return required for an initial Purchase Payment of $1,000 to equal the amount Owners would receive on a withdrawal of the Purchase Payment, after reflection of all recurring and nonrecurring charges.

In addition, the Variable Account may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of some or all of the charges which may be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The Variable Account from time to time may also advertise the performance of the Sub-Accounts relative to certain performance rankings and indexes compiled by independent organizations.

Performance figures used by the Variable Account are based on actual historical performance of its Sub-Accounts or the Funds for specified periods, and the figures are not intended to indicate future performance. More detailed information on the computation is set forth in the Statement of Additional Information.

FINANCIAL STATEMENTS

The financial statements of the Northbrook Variable Annuity Account II and Northbrook Life Insurance Company may be found in the Statement of Additional Information, which is incorporated by reference into this Prospectus and which is available upon request.(See Order Form on page .)

NORTHBROOK LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT

NORTHBROOK LIFE INSURANCE COMPANY

The Company is the issuer of the Contract. Incorporated in 1978 as a stock life insurance company under the laws of Illinois, the Company sells annuities and individual life insurance. The Company is currently licensed to operate in the District of Columbia, all states (except New York) and Puerto Rico. The Company's home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), which is a stock life insurance company incorporated under the laws of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), which is a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend.

DEAN WITTER REYNOLDS INC.

Dean Witter Reynolds Inc. ("Dean Witter") is the principal underwriter of the Contract. Dean Witter is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("Morgan Stanley Dean Witter"). Dean Witter is located at Two World Trade Center, New York, New York, 10048. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers, Inc.

Morgan Stanley Dean Witter's wholly owned subsidiary, Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), is the investment manager of the Morgan Stanley Dean Witter Variable Investment Series. MSDW Advisors is registered with the Securities and Exchange Commission as an investment adviser. As compensation for investment management, the Fund pays MSDW Advisors a monthly advisory fee. These expenses are more fully described in the Fund's Prospectus accompanying this Prospectus.

Morgan Stanley Dean Witter's wholly owned subsidiary, Morgan Stanley Asset Management Inc. ("MSAM"), is the investment manager of Morgan Stanley Universal Funds, Inc. MSAM is registered with the Securities and Exchange Commission as an investment adviser. As compensation for investment management, the Fund pays MSAM a monthly advisory fee. These expenses are more fully described in the Fund's Prospectus.

Morgan Stanley Dean Witter's wholly owned subsidiary, Van Kampen American Capital Asset Management, Inc. ("VKACAM"), is the investment manager of Van Kampen American Capital Life Investment Trust. VKACAM is registered with the Securities and Exchange Commission as an investment adviser. As compensation for investment management, the Fund pays VKACAM a monthly advisory fee. These expenses are more fully described in the Fund's Prospectus.

In October, 1993, Allstate, through Allstate Life and the Company, announced a strategic alliance to develop, market and distribute proprietary annuity and life insurance products through Morgan Stanley Dean Witter Financial Advisors.

THE VARIABLE ACCOUNT

Established on May 18, 1990, the Variable Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Commission supervises the management or investment practices or policies of the Variable Account. The investment performance of the Variable Account is entirely independent of both the investment performance of the Company's general account and the performance of any other separate account.

The assets of the Variable Account are held separately from the other assets of the Company. They are not chargeable with liabilities incurred in the Company's other business operations. Accordingly, the income, capital gains and capital losses, realized or unrealized, incurred on the assets of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the income, capital gains or capital losses arising out of any other business the Company may conduct.

The Variable Account has been divided into twenty Sub-Accounts, each of which invests solely in its corresponding Portfolio of the Morgan Stanley Dean Witter Variable Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust. Additional Sub-Accounts may be added at the discretion of the Company.

THE FUNDS

The Variable Account will invest in the Morgan Stanley Dean Witter Variable Investment Series, the Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust (collectively "Funds"). Shares of the Funds are also offered to separate accounts of the Company which fund other variable annuity and variable life contracts. Shares of the Funds are also offered to separate accounts of a life insurance company affiliated with the Company which fund variable annuity and variable life contracts. Shares of the Funds are also offered to separate accounts of certain non-affiliated life insurance companies which fund variable life insurance contracts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity contract separate accounts to invest in the same underlying Fund. Although neither the Company nor the Funds currently foresee any such disadvantage, the Funds' Boards of Directors or Trustees intend to monitor events in order to identify any material irreconcilable conflict between the interests of variable annuity contract owners and variable life contract owners and to determine what action, if any, should be taken in response thereto.

Investors in the High Yield Portfolio should carefully consider the relative risks of investing in high yield securities, which are commonly known as junk bonds. Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investors in the High Yield Portfolio should also be cognizant of the fact that such securities are not generally meant for short-term investing and should assess the risks associated with an investment in the High Yield Portfolio.

Shares of the Portfolios of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Morgan Stanley Dean Witter Variable Investment Series

The Fund has fifteen portfolios: the Money Market Portfolio, the Quality Income Plus Portfolio, the High Yield Portfolio, the Utilities Portfolio, the Income Builder Portfolio, the Dividend Growth Portfolio, the Capital Growth Portfolio, the Global Dividend Growth Portfolio, the European Growth Portfolio, the Pacific Growth Portfolio, the Capital Appreciation Portfolio, the Equity Portfolio, the S&P 500 Index Portfolio, the Competitive Edge "Best Ideas" Portfolio and the Strategist Portfolio. Each Portfolio has different investment objectives and policies and operates as a separate investment fund.

The Money Market Portfolio seeks high current income, preservation of capital, and liquidity by investing in certain money market instruments, principally U.S. government securities, bank obligations, and high grade commercial paper.

The Quality Income Plus Portfolio seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in debt securities issued by the U.S. Government, its agencies and instrumentalities, including zero coupon securities and in fixed-income securities rated A or higher by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("Standard & Poor's") or non-rated securities of comparable quality, and by writing covered call and put options against such securities.

The High Yield Portfolio seeks, as its primary objective, to earn a high level of current income by investing in a professionally managed diversified portfolio consisting principally of fixed-income securities rated Baa or lower by Moody's or BBB or lower by Standard & Poor's or non-rated securities of comparable quality, which are commonly known as junk bonds, and, as a secondary objective, capital appreciation when consistent with its primary objective.

The Utilities Portfolio seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.

The Income Builder Portfolio seeks, as its primary objective, reasonable income by investing primarily in common stock of large-cap companies which have a record of paying dividends and the potential for maintaining dividends, in preferred stock and in securities convertible into common stocks of small and mid-cap companies and, as its secondary objective, growth of capital.

The Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

The Capital Growth Portfolio seeks to provide long-term capital growth by investing principally in common stocks.

The Global Dividend Growth Portfolio seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies, issued by issuers worldwide, with a record of paying dividends and the potential for increasing dividends.

The European Growth Portfolio seeks to maximize the capital appreciation on its investments by investing primarily in securities issued by issuers located in Europe.

The Pacific Growth Portfolio seeks to maximize the capital appreciation of its investments by investing primarily in securities issued by issuers located in Asia, Australia and New Zealand.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in common stocks of U.S. companies that offer the potential for either superior earnings growth and/or appear to be undervalued.

The Equity Portfolio seeks, as its primary objective, growth of capital through investments in common stock of companies believed by the Investment Manager to have potential for superior growth and, as a secondary objective, income when consistent with its primary objective.

The S&P 500 Index Portfolio seeks to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard and Poor's 500 Composite Stock Price
Index (the "S&P 500 Index") by investing, under normal circumstances, at least 80% of the value of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the Index.

The Competitive Edge "Best Ideas" Portfolio seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in the common stock of U.S. and non-U.S. companies included in the "Best Ideas" subgroup of "Global Investing: The Competitive Edge," a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research.

The Strategist Portfolio seeks a high total investment return through a fully managed investment policy utilizing equity securities, fixed-income securities rated Baa or higher by Moody's or BBB or higher by Standard & Poor's (or non-rated securities of comparable quality), and money market securities, and the writing of covered options on such securities and the collateralized sale of stock index options.

Morgan Stanley Universal Funds, Inc.

The Fund Portfolios available under the Contracts include: the Equity Growth Portfolio, the U.S. Real Estate Portfolio, the International Magnum Portfolio, and the Emerging Markets Equity Portfolio. Each Portfolio has different investment objectives and policies and operates as a separate investment fund.

The Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in equity securities of medium and large capitalization companies that, in the investment adviser's judgment, provide above-average potential for capital growth.

The U.S. Real Estate Portfolio seeks above-average current income and long-term capital appreciation by investing primarily in equity securities of U.S. and non-U.S. companies principally engaged in the U.S. real estate industry, including real estate investment trusts.

The International Magnum Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-US issuers domiciled in EAFE counties (defined as countries that include Australia, Japan, New Zealand, most nations in Western Europe and certain developed countries in Asia such as Hong Kong and Singapore, see the Fund's Prospectus for greater detail).

The Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities of emerging market country issuers with a focus on those in which the investment manager believes the economies are developing strongly and in which the markets are becoming more sophisticated.

Van Kampen American Capital Life Investment Trust

The Fund Portfolio available under the Contracts includes the Emerging Growth Portfolio. The Emerging Growth Portfolio seeks capital appreciation by investing in a portfolio of securities consisting of common stocks of small and medium sized companies considered by the investment manager to be emerging growth companies.

All  dividends  and  capital  gains   distributions   from  the  Portfolios  are
automatically reinvested in shares of the distributing Portfolio at their net asset value.

THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current Prospectuses for the Funds accompanying this Prospectus.

THE PROSPECTUSES OF THE FUNDS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR PORTFOLIO.

THE CONTRACTS

PURCHASE OF THE CONTRACTS

The Contracts may be purchased through sales representatives of Morgan Stanley Dean Witter. The first Purchase Payment must be at least $20,000. The Company reserves the right to increase or decrease the minimum initial Purchase Payment amount. All subsequent Purchase Payments must be $500 or more and may be made at any time prior to the Payout Start Date. Additional Purchase Payments may also be made from your bank account or your Morgan Stanley Dean Witter Active Assets(sm) Account through Automatic Additions. Please consult with your Morgan Stanley Dean Witter Account Executive for detailed information about Automatic Additions.

The Company reserves the right to limit the amount of Purchase Payments it will accept.

CREDITING OF INITIAL PURCHASE PAYMENTS

A Purchase Payment accompanied by completed information will be credited to the Contract within two business days of receipt by the Company at its home office. If the information is not complete, the Company will credit the Purchase Payments to the Contract within five business days or return it at that time unless the applicant specifically consents to the Company holding the Purchase Payment until the information is complete. The Company reserves the right to reject any proposed purchase of the Contract. Subsequent Purchase Payments will be credited to the Contract at the close of the Valuation Period in which the Purchase Payment is received.

ALLOCATION OF PURCHASE PAYMENTS

At the time of purchase the Owner instructs the Company how to allocate the Purchase Payment among the twenty-one Investment Alternatives. Purchase Payments may be allocated in whole percents, from 0% to 100%, to any Investment Alternative so long as the total allocation equals 100%. Purchase Payments may be allocated in amounts of no less than $100. Unless the Owner notifies the Company otherwise, subsequent Purchase Payments are allocated according to the original instructions.

In those states where the Company is required to return the Purchase Payment upon a free-look of the Contract and where it has been approved by the state, the Company reserves the right to allocate all Purchase Payments made prior to the expiration of the free-look provision to the Money Market Sub-Account of the Variable Account. Thereafter, Purchase Payments may be made at any time during the accumulation phase into any of the Investment Alternatives. After the expiration of the free-look provision the Owner may instruct the Company how to allocate the Purchase Payment(s) among the twenty-one Investment Alternatives. Purchase Payments may be allocated in whole percents, from 0% to 100%, to any Investment Alternative so long as the total allocation equals 100%. Purchase Payments may be allocated in amounts of no less than $100. If, after the free-look period, the Owner does not affirmatively request a transfer to other Sub-Accounts, the Purchase Payments will remain in the Money Market Sub-Account indefinitely. Please consult with your Account Executive for applicability of this provision.

Each Purchase Payment will be credited to the Contract as Variable Account Accumulation Units equal to the amount of the Purchase Payment allocated to each Sub-Account divided by the Accumulation Unit value for that Sub-Account next computed after the Purchase Payment is credited to the Contract. For example, if a $20,000 Purchase Payment is credited to the Contract when the Accumulation Unit value equals $10, then 2,000 Accumulation Units would be credited to the Contract. The Variable Account, in turn, purchases shares of the corresponding Portfolio (see "Value of Variable Account Accumulation Units," page 15).

For a brief summary of how Purchase Payments allocated to the Fixed Account are credited to the Contract, see "The Fixed Account" on page 22.

VALUE OF VARIABLE ACCOUNT ACCUMULATION UNITS

The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units may change each Valuation Period according to the investment performance of the shares purchased by each Sub-Account and the deduction of certain expenses and charges.

A Valuation Period is the period between successive Valuation Dates. It begins at the close of business of each Valuation Date and ends at the close of business of the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange ("NYSE") is open for business except for any day in which there is an insufficient degree of trading in the Variable Account's portfolio securities that the value of Accumulation or Annuity Units might not be materially affected by changes in the value of the portfolio securities. Valuation Dates do not include such Federal and non-Federal holidays as are observed by the NYSE. The NYSE currently observes the following holidays:
New Year's Day (January 1); Martin Luther King Day (the third Monday in January); President's Day (the third Monday in February); Good Friday (the Friday before Easter); Memorial Day (the last Monday in May); Independence Day (July 4); Labor Day (the first Monday in September); Thanksgiving Day (the fourth Thursday in November); and Christmas Day (December 25).

The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period. The Net Investment Factor is a number representing the change on successive Valuation Dates in value of Sub-Account assets due to investment income, realized or unrealized capital gains or loss, deductions for taxes, if any, and deductions for the Mortality and Expense Risk Charge and Administrative Expense Charge.

TRANSFERS

Transfers must be at least $100 or the total amount in the Investment Alternative whichever is less. Transfers into the Dollar Cost Averaging Fixed Account are not permitted. Currently there is no charge for transfers among the twenty-one Investment Alternatives. The Company, however, reserves the right to assess a $25 charge on all transfers in excess of twelve per Contract Year. If you are required to allocate Purchase Payments to the Money Market Sub-Account of the Variable Account during the free-look period of your Contract, the first transfer made following the end of the free-look period will not be counted as a transfer for purposes of assessing this charge. The Company will notify Owners at least 30 days prior to imposing the transfer charge.

If, under the terms of the free-look provision, your Purchase Payments have been allocated to the Money Market Sub-Account of the Variable Account, you may not transfer amounts out of the Money Market Sub-Account, until the free-look provision has expired. After the free-look provision has expired and prior to the payout start date, you may make transfers among all Investment Alternatives.

Transfers out of any Sub-Account before the Payout Start Date may be made at any time. After the Payout Start Date, transfers among Sub-Accounts of the Variable Account, or from the Variable Account to the Fixed Account may be made only once every six months and may not be made during the first six months following the Payout Start Date.

Transfers may be made pursuant to telephone instructions. Telephone transfer requests will be accepted by the Company if received at 800/654-2397 by 3:00 p.m. Central Time. Telephone transfer requests received at any other telephone number or after 3:00 p.m. Central Time or after the close of trading on the NYSE will not be accepted by the Company. Telephone transfer requests received before 3:00 p.m. Central Time are effected at the Sub-Account Accumulation Unit values next computed after receipt of the request. Otherwise, transfer requests must be in writing, on a form provided by the Company. In the event that the NYSE closes early, i.e., before 3:00 p.m. Central Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, telephone transfer requests will be processed by the Company as of the close of the NYSE on that particular day.

Transfers may also be made automatically through the Dollar Cost Averaging Program prior to the Payout Start Date. The Dollar Cost Averaging Program permits the Owner to transfer a specified amount every month (or other frequencies that may be offered by the Company) from any Sub-Accounts of the Variable Account or from the Dollar Cost Averaging Fixed Account to any Sub-Account. Transfers made through Dollar Cost Averaging must be $100 or more. The Dollar Cost Averaging Program cannot be used to transfer amounts to the Fixed Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for detailed information about the Dollar Cost Averaging Program.

Transfers may also be made automatically through Automatic Portfolio Rebalancing prior to the Payout Start Date. By electing Automatic Portfolio Rebalancing, all of the money allocated to Sub-Accounts of the Variable Account will be rebalanced to the desired allocation on a quarterly basis (or other frequencies that may be offered by the Company), determined from the first date that you decide to rebalance. Upon rebalancing, your money will be transferred among Sub-Accounts of the Variable Account to achieve the desired allocation.

The desired allocation will be the allocation initially selected, unless subsequently changed. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request.

Transfers made through Automatic Portfolio Rebalancing are not assessed a $25 charge and are not counted towards the twelve free transfers per Contract Year. Any money allocated to the Fixed Account will not be included in the rebalancing.

Transfers from Sub-Accounts of the Variable Account will be made based on the Accumulation Unit values next computed after the Company receives the transfer request at its home office.

For transfers involving the Fixed Account, see page 22.

SURRENDER AND WITHDRAWALS

The Owner may withdraw all or part of the Cash Value at any time prior to the earlier of the death of the last surviving Annuitant, death of any Owner or the Payout Start Date. The amount available for withdrawal is the Cash Value next computed after the Company receives the request for a withdrawal at its home office, less any Early Withdrawal Charges, Contract Maintenance Charges or any remaining charge for premium taxes. Withdrawals from the Variable Account will be paid within seven days of receipt of the request, subject to postponement in certain circumstances. See "Delay of Payments," page 23. For withdrawals from the Fixed Account, see page 22.

The minimum partial withdrawal is $100. If the Cash Value after a partial withdrawal would be less than $500, then the Company will treat the request as one for a total surrender of the Contract and the entire Cash Value, less any charges and premium taxes, will be paid out.

Partial withdrawals may also be taken automatically through monthly Systematic Withdrawals. Systematic Withdrawals of $100 or more may be requested at any time prior to the Payout Start Date. Please consult with your Morgan Stanley Dean Witter Financial Advisor for detailed information about Systematic Withdrawals.

For Qualified Contracts, the Company will at the request of the Owner, automatically calculate and withdraw the IRS Required Minimum Distribution. Withdrawals taken to satisfy IRS required minimum distribution rules will have any applicable withdrawal charges waived. This waiver is permitted only for withdrawals which satisfy distributions resulting from this Contract. Please consult with your Morgan Stanley Dean Witter Financial Advisor for detailed information about the Required Minimum Distribution program.

Withdrawals and surrenders may be subject to income tax and a 10% tax penalty. This tax and penalty is explained in "Federal Tax Matters" on page 23.

The full Contract Maintenance Charge will be deducted at the time of total surrender. The total amount paid at surrender may be more or less than the total Purchase Payments due to prior withdrawals, any deductions, and investment performance.

To complete the partial withdrawals, the Company will cancel Accumulation Units in an amount equal to the withdrawal and any applicable Early Withdrawal Charge and premium taxes. The Owner must name the Investment Alternative from which the withdrawal is to be made. If none is named, then the withdrawal request is incomplete and cannot be honored.

DEFAULT

So long as the Cash Value is not reduced to zero or a withdrawal does not reduce it to less than $500, the Contract will stay in force until the Payout Start Date even if no Purchase Payments are made after the first Purchase Payment.

CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS

No deductions are currently made from Purchase Payments. Therefore the full amount of every Purchase Payment is invested in the Investment Alternative(s) to increase the potential for investment gain.

EARLY WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

The Owner may withdraw the Cash Value at any time before the earliest of the Payout Start Date, the death of any Owner or the last surviving Annuitant's death.

There are no Early Withdrawal Charges on amounts up to the Free Withdrawal Amount. A Free Withdrawal Amount will be available in each Contract Year. The Free Withdrawal Amount may not be available in the first Contract Year if not approved in your state of residence. The annual Free Withdrawal Amount is 15% of the amount of Purchase Payments. Amounts withdrawn in excess of the Free Withdrawal Amount may be subject to an Early Withdrawal Charge. Free Withdrawal Amounts not withdrawn in a Contract Year do not increase the Free Withdrawal Amount in later Contract Years. Early Withdrawal Charges, if applicable, will be deducted from the amount paid.

In certain cases, distributions required by federal tax law (see the Statement of Additional Information for "IRS Required Distribution at Death Rules") may be subject to an Early Withdrawal Charge. Early Withdrawal Charges may be deducted from the Cash Value before it is applied to an income plan with a specified period of less than 120 months.

Currently, the Company does not assess applicable Early Withdrawal Charges upon annuitization. The Company, however, reserves the right to assess such a charge in the future.

Free Withdrawals and other partial withdrawals will be allocated on a first in, first out basis to Purchase Payments. For purposes of calculating the amount of the Early Withdrawal Charge, withdrawals are assumed to come from Purchase Payments first, beginning with the oldest payment. Unless the Company is instructed otherwise, for partial withdrawals, the Early Withdrawal Charge will be deducted from the amount paid, rather than from the remaining Cash Value. Once all Purchase Payments have been withdrawn, additional withdrawals will not be assessed an Early Withdrawal Charge.

Early Withdrawal Charges will be applied to amounts withdrawn in excess of a Free Withdrawal Amount as set forth below:

                                                       Applicable
Complete Contract Years since                          Withdrawal
Purchase Payment Being                                   Charge
Withdrawn Was Made                                     Percentage

Less than 1 year....................................       1%
1 year or more......................................       0%

THE CUMULATIVE TOTAL OF ALL EARLY WITHDRAWAL CHARGES IS GUARANTEED NEVER TO EXCEED 1% OF AN OWNER'S PURCHASE PAYMENTS.

Early Withdrawal Charges will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts. The Company does not anticipate that the Early Withdrawal Charges will cover all distribution expenses in connection with the Contract.

In addition, federal and state income tax may be withheld from withdrawal and surrender amounts. Certain surrenders may also be subject to a federal tax penalty. See "Federal Tax Matters," page 23.

CONTRACT MAINTENANCE CHARGE

A Contract Maintenance Charge is deducted annually from the Cash Value to reimburse the Company for its actual costs in maintaining each Contract and the Variable Account. This charge is waived if total purchase payments are $50,000 or more. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT EXCEED $35 PER CONTRACT YEAR OVER THE LIFE OF THE CONTRACT. Maintenance costs include but are not limited to expenses incurred in billing and collecting Purchase Payments; keeping records; processing death claims and cash surrenders; policy changes and proxy statements; calculating Accumulation Unit and Annuity Unit values; and issuing reports to Owners and regulatory agencies. The Company does not expect to realize a profit from this charge.

On each Contract Anniversary, the Contract Maintenance Charge will be deducted from the Investment Alternatives in the same proportion that the Owner's interest in each bears to the total Cash Value. After the Payout Start Date, a pro rata share of the annual Contract Maintenance Charge will be deducted from each Income Payment. For example, 1/12 of the $35 or $2.92 will be deducted if there are twelve Income Payments during the Contract Year. The Contract Maintenance Charge will be deducted from the amount paid on a total surrender.

ADMINISTRATIVE EXPENSE CHARGE

The Company will deduct an Administrative Expense Charge which is equal, on an annual basis to .10% of the daily net assets in the Variable Account. This charge is designed to cover actual administrative expenses which exceed the revenues from the Contract Maintenance Charge. The Company does not intend to profit from this charge. The Company believes that the Administrative Expense Charge and Contract Maintenance Charge have been set at a level that will recover no more than the actual costs associated with administering the Contract. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

MORTALITY AND EXPENSE RISK CHARGE

A Mortality and Expense Risk Charge will be deducted daily at a rate equal on an annual basis to 1.49% of the daily net assets in the Variable Account. For Contracts with an optional Death Benefit provision or the optional Performance Income Benefit, the Mortality and Expense Risk Charge will be deducted daily, at a rate equal on an annual basis, to 1.62% of the daily net assets in the Variable Account. The assessment of the additional .13% for either of the two optional Death Benefits is attributed to the assumption of additional mortality risks. The assessment of the additional .13% for the optional Performance Income Benefit is attributed to the assumption of additional survivorship risks. When both the Performance Income Benefit and the Performance Death Benefit are selected an additional .24% is assessed for a total of 1.73%. For amounts allocated to the Variable Account, the Mortality and Expense Risk Charge is assessed during both the accumulation and the payout phases of the Contract. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT INCREASE OVER THE LIFE OF THE CONTRACT.

If the Mortality and Expense Risk Charge is insufficient to cover the Company's mortality costs and excess expenses, the Company will bear the loss. If the Charge is more than sufficient, the Company will retain the balance as profit. The Company currently expects a profit from this charge. Any such profit, as well as any other profit realized by the Company and held in its general account, (which supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of distribution expenses.

The  mortality  risk  arises  from the  Company's  guarantee  to cover all death benefits and to make Income Payments in accordance with the Income Payment Tables, thus, relieving the Annuitants of the risk of outliving funds accumulated for retirement.

The expense risk arises from the possibility that the Contract Maintenance and Early Withdrawal Charges, both of which are guaranteed not to increase, will be insufficient to cover actual administrative expenses.

TAXES

The Company will deduct any state premium taxes incurred or other taxes incurred relative to the Contract (collectively referred to as "premium taxes") either at the Payout Start Date, or when a total withdrawal occurs. Current premium tax rates range from 0 to 3.5%. The Company reserves the right to deduct any incurred premium taxes from the Purchase Payments.

At the Payout Start Date, any charge for premium taxes will be deducted from each Investment Alternative in the proportion that the Owner's interest in the Investment Alternative bears to the total Cash Value.

FUND EXPENSES

A complete description of the expenses and deductions from the Portfolios are found in each Fund's Prospectus which accompanies this Prospectus.

BENEFITS UNDER THE CONTRACT

DEATH BENEFITS PRIOR TO THE PAYOUT START DATE

If any Owner or the last surviving Annuitant dies prior to the Payout Start Date, and a Death Benefit is elected, it will be paid to the new Owner or Beneficiary. If requested to be paid in a lump sum within 180 days from the Date of Death, the Death Benefit will be the greatest of: (a) the sum of all Purchase Payments less any amounts deducted in connection with partial withdrawals including any applicable Early Withdrawal Charges or premium taxes; or (b) the Cash Value on the date we receive Due Proof of Death, or (c) the Cash Value on the most recent Death Benefit Anniversary less any amounts deducted in connection with partial withdrawals, including any applicable Early Withdrawal Charges and premium taxes deducted from the Cash Value, since that anniversary. The Company is currently waiving the 180 day limit. The Company reserves the right to enforce the limitation in the future. The Death Benefit Anniversary is every sixth Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

The Enhanced Death Benefit or the Performance Death Benefit is an optional benefit that you may elect. If the Enhanced Death Benefit option or the Performance Death Benefit option is selected, it applies only at the death of the Owner. It does not apply to the death of the Annuitant if different from the Owner unless the Owner is a nonnatural Owner. For Contracts with either optional Death Benefit provision, the Death Benefit will be the greater of (a) through
(c) above, or (d) the optional Death Benefit selected. If the Performance Income Benefit is selected then the Performance Death Benefit is the only optional Death Benefit provision available. Either of the optional Death Benefit provisions may not be available in all states.

When the Enhanced Death Benefit is selected on the date of issue, it is equal to the initial Purchase Payment. On each Contract Anniversary, but not beyond the Contract Anniversary preceding all Owners' 75th birthdays, the Enhanced Death Benefit will be recalculated as follows:

     The Enhanced Death Benefit as of the prior Contract Anniversary multiplied by 1.05 which results in an increase of 5% annually.

Further, for all ages, the Enhanced Death Benefit will be adjusted on each Contract Anniversary, or upon receipt of a death claim, as follows:

     The Enhanced Death Benefit will be reduced by the percentage of any Cash Value withdrawn since the prior Contract Anniversary.

     Any additional Purchase Payments since the prior Contract Anniversary will be added.

When the Performance Death Benefit is selected on the date of issue, it is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Cash Value on that date or the most recently calculated Performance Death Benefit. We will also recalculate your Performance Death Benefit whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Cash Value just before the withdrawal. In the absence of any withdrawals or Purchase Payments, the Performance Death Benefit will be the greatest of all Contract Anniversary Cash Values on or before the date the Company calculates the death benefit.

The Performance Death Benefit will be recalculated until the oldest Owner or the Annuitant, if the Owner is a nonnatural Owner, attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional Purchase Payments and withdrawals.

Neither the Enhanced Death Benefit nor the Performance Death Benefit will ever be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

The Company will not settle any death claim until it receives Due Proof of Death. If an Owner dies prior to the Payout Start Date, the new Owner will be the surviving Owner, if any. Otherwise the new Owner will be the Beneficiary. Generally, this new Owner has the following options:

1. The new Owner may elect, within 180 days of the date of receipt by the Company of Due Proof of Death, to receive the Death Benefit in a lump sum;

2. The new Owner may elect, within 180 days of the date of receipt by the Company of Due Proof of Death, to receive the Settlement Value (the Settlement Value is the Cash Value less any applicable Early Withdrawal Charges and premium tax on the date payment is requested) payable within five years of the date of death.

3. The new Owner may elect to apply an amount equal to the Death Benefit to one of the income plans. Payments must begin within one year of the date of death and must be over the life of the new Owner, or a period not to exceed the life expectancy of the new Owner.

4. If the new Owner is the spouse of the deceased Owner, the new Owner may elect one of the above options or may continue the Contract. If the contract is continued prior to the Payout Start Date, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring an Early Withdrawal Charge.

The Company is currently waiving the 180 day limit. The Company reserves the right to enforce the limitation in the future.

If the new Owner who is not the spouse of the deceased Owner does not make one of these elections, the Settlement Value will be paid in a lump sum to the new Owner five years after the date of death.

If the new Owner is a nonnatural person, then the new Owner must receive the Death Benefit in a lump sum, and the options listed above are not available.

If any Annuitant dies who is not also an Owner, the Owner must elect an applicable option listed below. If the option selected is 1(a) or 1(b)(ii) below, the new Annuitant will be the youngest Owner, unless the Owner names a different Annuitant.

1.   If the Owner is a natural person:

     a. The Owner may choose to continue the Contract as if the death had not occurred; or

     b. If the Company receives due proof of death within 180 days of the date of the Annuitant's death, then the Owner may alternatively choose to:

          i.   Receive the Death Benefit in a lump sum; or

          ii. Apply the Death Benefit to an income plan which must begin within one year of the date of death and must be for a period equal to or less than the life expectancy of the Owner.

2. If the Owner is a nonnatural person: The Owner must receive the Death Benefit in a lump sum.

The Company is currently waiving the 180 day limit. The Company reserves the right to enforce the limitation in the future.

The value of the Death Benefit will be determined at the end of the Valuation Period during which the Company receives a complete request for payment of the Death Benefit, which includes Due Proof of Death.

DEATH BENEFITS AFTER THE PAYOUT START DATE

If the Annuitant and Joint Annuitant, if applicable, die after the Payout Start Date, the Company will pay the Death Benefit, if any, contained in the particular income plan.

If the Owner, who is not the Annuitant, dies after the Payout Start Date, payments will continue to be made under the particular income plan. The Beneficiary will be the recipient of any such payment.

INCOME PAYMENTS

PAYOUT START DATE

The Payout Start Date is the day that Income Payments will start under the Contract. The Owner may change the Payout Start Date at any time by notifying the Company in writing of the change at least 30 days before the current Payout Start Date. The Payout Start Date must be (a) at least a month after the issue date; (b) the first day of a calendar month; and (c) no later than the first day of the calendar month after the Annuitant reaches age 90, or the 10th anniversary date, if later.

AMOUNT OF VARIABLE ANNUITY INCOME PAYMENTS

The amount of Variable Annuity Income Payments depends upon the investment experience of the Portfolios selected by the Owner, any premium taxes, the age and sex of the Annuitant(s), and the income plan chosen. The Company guarantees that the Income Payments will not be affected by (1) actual mortality experience and (2) the amount of the Company's administration expenses.

The Contracts offered by this Prospectus (except in states which require unisex annuity tables) contain life annuity tables that provide for different benefit payments to men and women of the same age. Nevertheless, in accordance with the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex may be used. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, consideration should be given, in consultation with legal counsel, to the impact of Norris on any such plan before making any contributions under these Contracts. For qualified plans where it is appropriate, a unisex endorsement is available.

The sum of Income Payments made may be more or less than the total Purchase Payments made because (a) Variable Annuity Income Payments vary with the investment results of the underlying Portfolios; (b) the Owner bears the investment risk with respect to all amounts allocated to the Variable Account, and (c) Annuitants may die before the actuarially expected Date of Death. As such, the total amount of Income Payments cannot be predicted.

The duration of the income plan may affect the dollar amounts of each Income Payment. For example, if an income plan guaranteed for life is chosen, the Income Payments may be greater or lesser than Income Payments under an income plan for a specified period depending on the life expectancy of the Annuitant.

If the actual net investment experience is less than the assumed investment rate, then the dollar amount of the Income Payments will decrease. The dollar amount of the Income Payments will stay level if the net investment experience equals the assumed investment rate and the dollar amount of the Income Payments will increase if the net investment experience exceeds the assumed investment rate. For purposes of the Variable Annuity Income Payments, the assumed investment rate is found in the Contract.

If the Cash Value to be applied to an income plan is less than $2,000, or if the monthly payments determined under the Income Plan are less than $20, the Company may pay the Cash Value in a lump sum or change the payment frequency to an interval which results in Income Payments of at least $20.

PERFORMANCE INCOME BENEFIT

The Performance Income Benefit is an optional benefit that you may elect. When the Performance Income Benefit is selected on the date of issue, it is equal to the initial Purchase Payment. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Cash Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional Purchase Payment or a partial withdrawal. Additional Purchase Payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Cash Value just before the withdrawal.

In the absence of any withdrawals or Purchase Payments, the Performance Income Benefit will be the greatest of all Contract Anniversary Cash Values on or prior to the Payout Start Date.

We will recalculate the Performance Income Benefit until the oldest Owner or Annuitant (if the Owner is a nonnatural Owner) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional Purchase Payments and withdrawals.

To exercise your Performance Income Benefit, you must apply it to an income plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an income plan that provides guaranteed payments for either a single or joint life for at least:

1. 10 years, if the Annuitant's age (or youngest Annuitant's age, in the case of joint Annuitants) is 80 or less on the date you apply the Benefit, or

2. 5 years, if the Annuitant's age (or youngest Annuitant's age, in the case of joint Annuitants) is greater than 80 on the date you apply the Benefit.

If your current Cash Value is higher than the Performance Income Benefit, you can apply the Cash Value to any income plan. The Performance Income Benefit may not be available in all states.

INCOME PLANS

The Owner may elect a completely Fixed Annuity, a completely Variable Annuity or a combination Fixed and Variable Annuity. Up to 30 days before the Payout Start Date, the Owner may change the income plan or request any other form of Income Plan agreeable to both the Company and the Owner. Subsequent changes will not be permitted. If an income plan is chosen which depends on the Annuitant or Joint Annuitant's life, proof of age will be required before Income Payments begin. Premium taxes may be assessed.
The income plans include:

INCOME PLAN 1--LIFE WITH PAYMENTS GUARANTEED FOR 120 MONTHS

Monthly payments will be made for as long as the Annuitant lives. If the Annuitant dies before 120 monthly payments have been made, the remainder of the 120 guaranteed monthly payments will be paid to the Owner, or if deceased, to the surviving Beneficiary.

INCOME PLAN 2--JOINT AND LAST SURVIVOR

Monthly payments beginning on the Payout Start Date will be made for as long as either the Annuitant or Joint Annuitant is living. It is possible under this option that only one monthly payment will be made if the Annuitant and Joint Annuitant both die before the second payment is made, or only two monthly payments will be made if they both die before the third payment, and so forth.

INCOME PLAN 3--PAYMENTS FOR A SPECIFIED PERIOD

Monthly payments beginning on the Payout Start Date will be made for a specified period. An Early Withdrawal Charge may apply if the specified period is less than 120 months. Payments under this option do not depend on the continuation of the Annuitant's life. If the Owner dies before the end of the specified period, the remaining payments will be paid to the surviving beneficiary. The Mortality and Expense Risk Charge is deducted from payments even though the Company does not bear any mortality risk. If Income Plan 3 is chosen and the proceeds are derived from the Variable Account, the Owner or Beneficiary may surrender the Contract at any time by notifying the Company in writing.

In the event that an income plan is not selected, the Company will make Income Payments in accordance with Income Plan 1. At the Company's discretion, other income plans may be available upon request. The Company currently uses sex-distinct annuity tables. However, if legislation is passed by Congress or the states, the Company reserves the right to use Income Payment tables which do not distinguish on the basis of sex.

THE FIXED ACCOUNT

Contributions under the fixed portion of the annuity Contract become part of the general account of the Company, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which relate to the fixed portion. Disclosures regarding the fixed portion of the annuity Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION

Contributions made to the Fixed Account are invested in the general account of the Company. The general account is made up of all of the general assets of the Company, other than those in the Variable Account and any other segregated asset account. Instead of the Owner bearing the investment risk as is the case for amounts in the Variable Account, the Company bears the full investment risk for all amounts contributed to the general account. The Company has sole discretion to invest the assets of the general account, subject to applicable law. The Company guarantees that the amounts allocated to the Fixed Account will be credited interest at a net effective interest rate of at least the minimum guaranteed rate found in the Contract. (This interest rate is net of separate account asset based charges of 1.59%, 1.72% if an optional Death Benefit or the optional Performance Income Benefit has been selected, or 1.83% if both the optional Performance Income Benefit and the optional Performance Death Benefit has been selected). Currently the amount of interest credited in excess of the guaranteed rate will vary periodically in the sole discretion of the Company. Any interest held in the general account does not entitle an Owner to share in the investment experience of the general account.

The Company is currently only offering a Dollar Cost Averaging Fixed Account, described below. The Company reserves the right to offer additional Fixed Account options.

THE DOLLAR COST AVERAGING FIXED ACCOUNT

Purchase Payments may also be allocated to the Dollar Cost Averaging Fixed Account. Transfers are not allowed into the Dollar Cost Averaging Fixed Account. Once Purchase Payments have been allocated to the Dollar Cost Averaging Fixed Account, interest is earned for a one year period at a current rate in effect at the time of allocation. After the one year period, a renewal rate will be declared. Subsequent renewal dates will be every twelve months for each Purchase Payment. The renewal rate will be guaranteed by the Company for a full year and will not be less than the minimum guaranteed rate found in the Contract.

ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED RATE FOUND IN THE CONTRACT WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY.

TRANSFERS, SURRENDERS, AND WITHDRAWALS

Amounts may not be transferred from the Sub-Accounts of the Variable Account to the Dollar Cost Averaging Fixed Account.

Surrenders and withdrawals from the Fixed Account may be delayed for up to six months. After the Payout Start Date no surrenders or withdrawals may be made from the Fixed Account.

GENERAL MATTERS

OWNER

The Owner has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract. These rights include the right to name and change the Owner, Beneficiary and Annuitant. The Annuitant can be changed only if the Owner is a natural person.

Generally, an Owner who is not a natural person is required to include in income each year any increase in the Cash Value to the extent the increase is attributable to contributions to the Contract made after February 28, 1986.

BENEFICIARY

Subject to the terms of any irrevocable Beneficiary, the Owner may change the Beneficiary while the Annuitant is living by notifying the Company in writing. Any change will be effective at the time it is signed by the Owner, whether or not the Annuitant is living when the change is received by the Company. The Company will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

Unless otherwise provided in the Beneficiary designation, the rights of any Beneficiary predeceasing the Annuitant will revert to the Owner or the Owner's estate. Multiple Beneficiaries may be named. Unless otherwise provided in the Beneficiary designation, if more than one Beneficiary survives the Annuitant, the surviving Beneficiaries will share equally in any amounts due.

DELAY OF PAYMENTS

Payment of any amounts due from the Variable Account under the Contract will occur within seven days, unless:

     1. The NYSE is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     2. An emergency exists as defined by the Securities and Exchange Commission; or

     3.   The  Securities  and  Exchange   Commission   permits  delay  for  the
          protection of the Owners.

For payments transfers from the Fixed Account, see page 22.

ASSIGNMENTS

The Owner may not assign an interest in a Contract as collateral or security for a loan. Otherwise, the Owner may assign benefits under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. No assignment will bind the Company unless it is signed by the Owner and filed with the Company. The Company is not responsible for the validity of an assignment.

MODIFICATION

The Company may not modify the Contract without the consent of the Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or required by the Code or by any other applicable law.

CUSTOMER INQUIRIES

The Owners or any persons interested in the Contract may make inquiries regarding the Contract by calling or writing their Morgan Stanley Dean Witter Financial Advisor.

FEDERAL TAX MATTERS

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral. Generally, an annuity contract owner is not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where (1) the Owner is a natural person, (2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department ("Treasury") regulations and (3) the Company, instead of the annuity Owner, is considered the Owner of the Variable Account assets for federal income tax purposes.

Nonnatural Owners. As a general rule, annuity contracts owned by nonnatural persons are not treated as annuity contracts for federal income tax purposes and the income on such Contracts is taxed as ordinary income received or accrued by the Owner during the taxable year. There are several exceptions to the general rule for Contracts owned by nonnatural persons which are discussed in the Statement of Additional Information.

Diversification Requirements. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as an annuity contract for federal income tax purposes and the Contract Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although the Company does not have control over the Fund or its investments, the Company expects the Fund to meet the diversification requirements.

Ownership Treatment. In connection with the issuance of the regulations on the adequate diversification standards, the Department of the Treasury announced that the regulations do not provide guidance concerning the extent to which contract owners may direct their investments among Sub-Accounts of a Variable Account. The Internal Revenue Service has previously stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that guidance would be issued in the future regarding the extent that owners could direct their investments among Sub-Accounts without being treated as owners of the underlying assets of the Variable Account.

The ownership rights under this contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the Variable Account. In those circumstances, income and gain from the Variable Account assets would be includible in the Contract Owner's gross income. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. It is possible that Treasury Department's position, when announced, may adversely affect the tax treatment of existing contracts. The Company, therefore, reserves the right to modify the contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of the assets of the Variable Account. However, the Company makes no guarantee that such modification to the contract will be successful.

Delayed Maturity Date. If the contract's scheduled maturity date is at a time when the annuitant has reached an advanced age, it is possible that the contract would not be treated as an annuity. In that event, the income and gains under the contract would be currently includible in the owner's income.

Taxation of Partial and Full Withdrawals. In the case of a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the contract is the gross premium or other consideration paid for the contract reduced by any amounts previously received from the contract to the extent such amounts were properly excluded from the owner's gross income. In the case of a partial withdrawal under a Qualified
Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract value, can be excluded from income. In the case of a full withdrawal under a Non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract. If an individual transfers an annuity contract without full and adequate consideration to a person other than the individual's spouse (or to a former spouse incident to a divorce), the Owner will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Other than in the case of certain Qualified Contracts, any amount received as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

Taxation of Annuity Payments. Generally, the rule for income taxation of payments received from an annuity contract provides for the return of the Owner's investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. In the case of Variable Annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. In the case of fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. Once the total amount of the investment in the contract is excluded using these ratios, the annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant before the total amount of the investment in the contract is recovered, the unrecovered amount will be allowed as a deduction to the annuitant for his last taxable year.

Taxation of Annuity Death Benefits. Amounts may be distributed from an annuity contract because of the death of an Owner or Annuitant. Generally, such amounts are includible in income as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal or (2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

Penalty Tax on Premature Distributions. There is a 10% penalty tax on the taxable amount of any premature distribution from a non-qualified annuity contract. The penalty tax generally applies to any distribution made prior to the date the owner attains age 59-1/2. However, there should be no penalty tax on distributions to Owners (1) made on or after the date the Owner attains age 59-1/2; (2) made as a result of the Owner's death or disability; (3) made in substantially equal periodic payments over life or life expectancy; or (4) made under an immediate annuity. Similar rules apply for distributions from Qualified Contracts. Consult a competent tax advisor for other possible exceptions to the penalty tax.

Aggregation of Annuity Contracts. All Non-Qualified deferred annuity Contracts issued by the Company (or its affiliates) to the same Owner during any calendar year will be aggregated and treated as one annuity Contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

Annuity contracts may be used as investments with certain tax qualified plans such as: (1) Individual Retirement Annuities under Section 408(b) of the Code;
(2) Roth Individual Retirement Annuities under Section 408A of the Code; (3) Simplified Employee Pension Plans under Section 408(k) of the Code; (4) Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code; (5) Tax Sheltered Annuities under Section 403(b) of the Code; (6) Corporate and Self Employed Pension and Profit Sharing Plans; and (7) State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. In the case of certain tax qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the contract.

Restrictions Under Section 403(b) Plans. Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section
403(b), any annuity contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59-1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

Roth Individual Retirement Annuities. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59-1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase
(first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

INCOME TAX WITHHOLDING

The Company is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless an individual elects to make a "direct rollover" of such amounts to another qualified plan or Individual Retirement Account or Annuity ("IRA"). Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of (1) required minimum distributions, or (2) a series of substantially equal periodic payments made over a period of at least 10 years, or the life (joint lives) of the participant (and beneficiary). For any distributions from non-qualified annuity contracts, or distributions from Qualified Contracts which are not considered eligible rollover distributions, the Company may be required to withhold federal and state income taxes unless the recipient elects not to have taxes withheld and properly notifies the Company of such election.

VOTING RIGHTS
The Owner or anyone with a voting  interest in the  Sub-Account  of the Variable
Account may instruct the Company on how to vote at shareholder meetings of the Funds. The Company will solicit and cast each vote according to the procedures set up by the Funds and to the extent required by law. Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. The Company reserves the right to vote the eligible shares in its own right, to the extent permitted by the Investment Company Act of 1940, its regulations or interpretations thereof.

Before the Payout Start Date, the Owner holds the voting interest in the Sub-Account. (The number of votes for the Owner will be determined by dividing the Cash Value attributable to a Sub-Account by the net asset value per share of the applicable Portfolio.)

After the Payout Start Date, the person receiving Income Payments has the voting interest. After the Payout Start Date, the votes decrease as Income Payments are made and as the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio.

The number of votes which a person has the right to instruct will be calculated separately for each Sub-Account. That number will be determined by applying his/her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to the Sub-Account.

The number of votes of the Portfolio which an Owner has a right to instruct will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

DISTRIBUTION OF THE CONTRACTS

From its profits the Company may pay a maximum sales commission of 2.0% of Purchase Payments and an annual sales administration expense allowance of up to 1.5% of the average net assets of the Contract to Dean Witter Reynolds Inc., the principal underwriter of the Contracts. In addition, Dean Witter may pay annually to its Financial Advisors from its profits, a persistency bonus which will take into account, among other things, the length of time purchase payments have been held under a Contract, and Contract Values.

YEAR 2000

The Company is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of the Company's older computer software programs recognize only the last two digits of the year in any date, some software may fail to operate properly in or after the year 1999, if the software is not reprogrammed, remediated or replaced, ("Year 2000 Issue"). The Company believes that many of its counterparties and suppliers also have Year 2000 Issues which could affect the Company. In 1995, Allstate commenced a plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies include normal development and enhancement of new and existing systems, upgrades to operating systems already covered by maintenance agreements and modifications to existing systems to make them Year 2000 compliant. The plan also includes the Company actively working with its major external counterparties and suppliers to assess their compliance efforts and the Company's exposure to them. The Company presently believes that it will resolve the Year 2000 Issue in a timely manner, and the financial impact will not materially affect its results of operations, liquidity or financial position. Year 2000 costs are and will continue to be expensed as incurred.


                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Contract
  Purchase of Contracts
  Value of Variable Account Accumulation Units
Performance Data
  Standardized Total Return
  Other Total Returns
Tax-Free Exchanges (1035 Exchanges, Rollovers, Transfers)
Income Payments
General Matters
  Additions, Deletions or Substitution of Investments
  Reinvestment
  Incontestability
  Settlements
  Safekeeping of the Variable Account's Assets
  Experts
  Legal Matters
Federal Tax Matters
  Introduction
  Taxation of Northbrook Life Insurance Company
  Exceptions to the Nonnatural Owner Rule
  IRS Required Distribution at Death Rules
  Qualified Plans
  Types of Qualified Plans
Sales Commissions
Financial Statements

ORDER FORM

/ / Please send me a copy of the most recent Statement of Additional Information for the Northbrook Variable Annuity Account II.


----------------------                    --------------------------------
       (Date)                                          (Name)

                                          --------------------------------
                                                  (Street Address)

                                          --------------------------------
                                          (City)      (State)   (Zip Code)

Send to:  Northbrook Life Insurance Company
          PO Box 94040
          Palatine, IL  60094-4040

          Attn:  Annuity Services

                       STATEMENT OF ADDITIONAL INFORMATION
                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                                       OF
                        NORTHBROOK LIFE INSURANCE COMPANY
                                  PO BOX 94040
                             PALATINE, IL 60094-4040

                 GROUP AND INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                 DISTRIBUTED BY
                            DEAN WITTER REYNOLDS INC.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048

This  Statement of Additional  Information  supplements  the  information in the
Prospectus for the group or individual Flexible Premium Deferred Variable Annuity Contract (as used herein "Contract" includes "Certificates" and "Contracts") offered by Northbrook Life Insurance Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. The group and individual Contract is primarily designed to aid individuals in long-term financial planning and it can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

You may obtain a copy of the Prospectus from Dean Witter Reynolds Inc. ("Dean Witter"), the principal underwriter and distributor of the Contract, by calling or writing Dean Witter at the address listed above.

The Prospectus, dated July 10, 1998, has been filed with the U.S. Securities and Exchange Commission.

                               DATED JULY 10, 1998

                                TABLE OF CONTENTS

                                                                          Page

THE CONTRACT...........................................................
   Purchase of Contracts...............................................
   Value of Variable Account Accumulation Units........................
PERFORMANCE DATA.......................................................
    Standardized Total Return..........................................
   Other Total Returns.................................................
TAX-FREE EXCHANGES (1035 Exchanges, Rollovers and Transfers)...........
INCOME PAYMENTS........................................................
GENERAL MATTERS........................................................
   Additions, Deletions or Substitutions of Investments................
   Reinvestment........................................................
   Incontestability....................................................
   Settlements.........................................................
   Safekeeping of the Variable Account's Assets........................
   Experts.............................................................
   Legal Matters.......................................................
FEDERAL TAX MATTERS....................................................
   Introduction........................................................
   Taxation of Northbrook Life Insurance Company.......................
   Exceptions to the Nonnatural Owner Rule.............................
   IRS Required Distribution at Death Rules............................
   Qualified Plans.....................................................
    Types of Qualified Plans...........................................
SALES COMMISSIONS......................................................
FINANCIAL STATEMENTS...................................................      F-1

THE CONTRACT

PURCHASE OF CONTRACTS

The Contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Contracts is continuous and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.

VALUE OF VARIABLE ACCOUNT ACCUMULATION UNITS

The value of Variable Account Accumulation Units will vary in accordance with investment experience of the Portfolio in which the Sub-Account invests. The number of such Accumulation Units credited to a Contract will not, however, change as a result of any fluctuations in the Accumulation Unit value.

The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units in any Valuation Period will depend upon the investment performance of the shares purchased by each Sub-Account in a particular Portfolio. The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of such a unit as of the immediately preceding Valuation Period, multiplied by the "Net Investment Factor" for that Sub-Account for the current Valuation Period. The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (A) by (B) and subtracting
(C), where:

     (A) is the sum of:

         (1) the net asset value per share of the Portfolio(s) underlying the Sub-Account determined at the end of the current valuation period; plus,

         (2) the per share amount of any dividend or capital gain distributions made by the Portfolio(s) underlying the Sub-Account during the current Valuation Period.

     (B) is the net asset value per share of the Portfolio(s) underlying the Sub-Account determined as of the end of the immediately preceding valuation period.

     (C) is the annualized Mortality and Expense Risk and Administrative Expense Charges divided by 365 and then multiplied by the number of calendar days in the current valuation period.

PERFORMANCE DATA

From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-Accounts. The performance data for the Sub-Accounts (other than for the Money Market Sub-Account) will always be accompanied by total return quotations. Performance figures used by the Variable Account are based on actual historical performance of its Sub-Accounts for specified periods, and the figures are not intended to indicate future performance.

A Sub-Account's "average annual total return" represents an annualization of the Sub-Account's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of a one, five or ten year period, or for a period from the date of commencement of the Sub-Account's operations, if shorter than any of the foregoing. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value, including deductions for any Early Withdrawal Charges or Contract Maintenance Charges imposed on the Contracts by the Variable Account, by the initial hypothetical $1,000 Purchase Payment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

The Early  Withdrawal  Charges assessed upon redemption are computed as follows:
The Free Withdrawal Amount is not assessed an Early Withdrawal Charge. Early Withdrawal Charges are charged on the amount of redemption equal to the Purchase Payment, reduced by the Free Withdrawal Amount, if any. The remaining amount of the redemption, if any, is not assessed an Early Withdrawal Charge. The Early Withdrawal Charge Schedule specifies rates based on the Contract Year in which the Purchase Payment was made. For example, in the Variable Annuity II Contract one rate is specified for Purchase Payments made in the current Contract Year another rate for Purchase Payments made in the prior Contract Year, another rate for Purchase Payments made in the second prior Contract Year, and so on until a rate for Purchase Payments made in the sixth prior Contract Year or prior to it is reached. For a one year total return calculation the second rate, (i.e., the rate for Purchase Payments made in the prior Contract Year), is assessed. The Contract Maintenance Charge used in the total return calculation is normally prorated using the following method: The total amount of annual Contract fees collected during the year is divided by the total average net assets of all the Sub-Accounts. The resulting percentage is then multiplied by the ending Cash Value.

The performance data that may be presented are not estimates or guarantees of future investment performance and do not necessarily represent the actual experience of amounts invested by a particular Contract owner.

Set out in the tables below are standardized, adjusted historical and other total return performance data for the periods shown.

VARIABLE ANNUITY II CONTRACTS
-----------------------------

STANDARDIZED TOTAL RETURN

The standardized average annual returns for the Sub-Accounts for the one-year, five-year and since inception periods ending December 31, 1997 are presented below:

                  (WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION)

SUB-ACCOUNT                         ONE-YEAR                 FIVE-YEARS            SINCE INCEPTION*

Money Market.......................      N/A                        N/A                      N/A
Quality Income Plus................  (4.13)%                      5.97%                    8.27%
High Yield.........................    6.15%                     11.39%                   15.27%
Utilities..........................    2.90%                      8.98%                   11.16%
Income Builder.....................      N/A                        N/A                   16.74%
Dividend Growth....................   17.98%                     13.42%                   16.87%
Capital Growth.....................    5.73%                      5.07%                    8.71%
Global Dividend Growth.............   11.69%                        N/A                   11.03%
European Growth....................   23.92%                     19.28%                   16.33%
Pacific Growth.....................  (1.83)%                        N/A                  (1.79)%
Capital Appreciation...............      N/A                        N/A                    7.05%
Equity.............................    6.53%                     11.11%                   18.52%
Strategist.........................    9.16%                      7.49%                   11.07%

(WITH AN OPTIONAL DEATH BENEFIT PROVISION OR THE OPTIONAL PERFORMANCE INCOME BENEFIT PROVISION)

SUB-ACCOUNT                         ONE-YEAR                  FIVE-YEARS           SINCE INCEPTION*, **

Money Market.......................      N/A                        N/A                     N/A
Quality Income Plus................   (4.26)%                      5.83%                (0.31)%
High Yield.........................     6.01%                     11.23%                  6.76%
Utilities..........................     2.76%                      8.83%                  7.75%
Income Builder.....................       N/A                        N/A                 16.58%
Dividend Growth....................    17.82%                     13.27%                 22.18%
Capital Growth.....................     5.58%                      4.93%                 11.51%
Global Dividend Growth.............    11.53%                        N/A                 15.58%
European Growth....................    23.76%                     19.13%                 22.67%
Pacific Growth.....................   (1.96)%                        N/A                  0.74%
Capital Appreciation...............       N/A                        N/A                  6.90%
Equity.............................     6.39%                     10.97%                  9.83%
Strategist.........................     9.01%                      7.35%                 10.04%

* The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Sub-Accounts commenced operation on October 25, 1990. The Capital Growth and European Growth Sub-Accounts commenced operation on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operation on February 23, 1994. The Income Builder and Capital Appreciation Sub-Accounts commenced operation on January 21, 1997.

** Contracts with the optional Death Benefit provision first became available for all Sub-Accounts, except the Income Builder and Capital Appreciation
Sub-Accounts, on October 30, 1995 and for the Income Builder and Capital Appreciation Sub-Accounts on January 21, 1997. The performance information for these Contracts for periods prior to their availability has been restated to reflect the changes under the Contracts that would have applied had the Contracts been available during those periods.

ADJUSTED HISTORICAL RETURN

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Such adjusted historical returns for the Sub-Accounts (including deduction of the Surrender Charge) for the one-year, five-year, and ten-year or since inception periods ended December 31, 1997 are presented below:

                  (WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                               10-YEARS OR SINCE
CORRESPONDING PORTFOLIO              1 YEAR             5-YEARS               INCEPTION (IF LESS)
-----------------------              ------             -------               -------------------

Money Market*..................        N/A                  N/A                          N/A
Quality Income Plus**..........    (4.13)%                5.97%                        7.20%
High Yield*....................      6.15%               11.39%                        5.77%
Utilities***...................      2.90%                8.98%                        9.83%
Income Builder******...........        N/A                  N/A                       16.74%
Dividend Growth***.............     17.98%               13.42%                       11.96%
Capital Growth****.............      5.73%                5.07%                        8.71%
Global Dividend Growth*****....     11.69%                  N/A                       11.04%
European Growth****............     23.92%               19.28%                       16.33%
Pacific Growth*****............    (1.83)%                  N/A                      (1.79)%
Capital Appreciation******.....        N/A                  N/A                        7.05%
Equity*........................      6.53%               11.11%                       11.52%
Strategist**...................      9.16%                7.49%                        8.45%

*Portfolio inception date of March 9, 1984 **Portfolio inception date of March 1, 1987 ***Portfolio inception date of March 1, 1990 ****Portfolio inception date of March 1, 1991 *****Portfolio inception date of February 23, 1994 ******Portfolio inception date of January 21, 1997

(WITH AN OPTIONAL DEATH BENEFIT PROVISION OR THE PERFORMANCE INCOME BENEFIT PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                              10-YEARS OR SINCE
CORRESPONDING PORTFOLIO               1 YEAR           5-YEARS               INCEPTION (IF LESS)
-----------------------               ------           -------               -------------------

Money Market*..................          N/A                N/A                       N/A
Quality Income Plus**..........      (4.26)%              5.83%                     7.06%
High Yield*....................        6.01%             11.23%                     5.63%
Utilities***...................        2.76%              8.83%                     9.69%
Income Builder******...........          N/A                N/A                    16.58%
Dividend Growth***.............       17.82%             13.27%                    11.81%
Capital Growth****.............        5.58%              4.93%                     8.57%
Global Dividend Growth*****....       11.53%                N/A                    10.89%
European Growth****............       23.76%             19.13%                    16.18%
Pacific Growth*****............      (1.96)%                N/A                   (1.92)%
Capital Appreciation******.....          N/A                N/A                     6.90%
Equity*........................        6.39%             10.97%                    11.37%
Strategist**...................        9.01%              7.35%                     8.31%

*Portfolio inception date of March 9, 1984 **Portfolio inception date of March 1, 1987 ***Portfolio inception date of March 1, 1990 ****Portfolio inception date of March 1, 1991 *****Portfolio inception date of February 23, 1994 ******Portfolio inception date of January 21, 1997

OTHER TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the adjusted historical returns described immediately above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote such average annual total returns for periods prior to the date the Variable Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

Such other total returns for the Sub-Accounts (not including deduction of the Surrender Charge) for the one-year, five-year, and ten-year or since inception periods ended December 31, 1997 are presented below:


                  (WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                            10-YEARS OR SINCE
CORRESPONDING PORTFOLIO              1 YEAR          5-YEARS           INCEPTION (IF LESS)
-----------------------              ------          -------           -------------------

Money Market*...................        N/A              N/A                 N/A
Quality Income Plus**...........      0.19%            6.16%               7.25%
High Yield*.....................      0.47%           11.55%               5.84%
Utilities***....................      7.22%            9.15%               9.88%
Income Builder******............        N/A              N/A              22.24%
Dividend Growth***..............      2.29%           13.58%              12.01%
Capital Growth****..............     10.04%            5.28%               8.86%
Global Dividend Growth*****.....     16.00%              N/A              12.07%
European Growth****.............     28.24%           19.42%              16.45%
Pacific Growth*****.............      2.49%              N/A             (0.50)%
Capital Appreciation******......        N/A              N/A              12.53%
Equity*.........................     10.85%           11.28%              11.57%
Strategist**....................     13.47%            7.67%               8.50%

*Portfolio inception date of March 9, 1984 **Portfolio inception date of March 1, 1987 ***Portfolio inception date of March 1, 1990 ****Portfolio inception date of March 1, 1991 *****Portfolio inception date of February 23, 1994 ******Portfolio inception date of January 21, 1997

(WITH  AN  OPTIONAL  DEATH  BENEFIT  PROVISION  OR  PERFORMANCE  INCOME  BENEFIT
PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                      10-YEARS OR SINCE
CORRESPONDING PORTFOLIO               1-YEAR          5-YEARS       INCEPTION (IF LESS)
-----------------------               ------          -------       --------------------

Money Market*..................          N/A             N/A                N/A
Quality Income Plus**..........        0.06%           6.03%               7.11%
High Yield*....................       10.33%          11.39%               5.70%
Utilities***...................        7.08%           9.01%               9.73%
Income Builder******...........          N/A             N/A              22.08%
Dividend Growth***.............       22.13%          13.44%              11.86%
Capital Growth****.............        9.90%           5.14%               8.72%
Global Dividend Growth*****....       15.85%             N/A              11.92%
European Growth****............       28.07%          19.26%              16.29%
Pacific Growth*****............        2.35%             N/A             (0.63)%
Capital Appreciation******.....          N/A             N/A              12.39%
Equity*........................       10.70%          11.14%              11.43%
Strategist**...................       13.33%           7.53%               8.36%

*Portfolio inception date of March 9, 1984 **Portfolio inception date of March 1, 1987 ***Portfolio inception date of March 1, 1990 ****Portfolio inception date of March 1, 1991 *****Portfolio inception date of February 23, 1994 ******Portfolio inception date of January 21, 1997

The Variable Account may also advertise the performance of the Sub-Accounts relative to certain performance rankings and indexes compiled by independent organizations, such as: (a) Lipper Analytical Services, Inc.; (b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); and, (c) A.M. Best Company.

VARIABLE ANNUITY II ASSET MANAGER CONTRACT
------------------------------------------

The offering of the Variable Annuity II AssetManager Contracts commenced as of the date of this Prospectus. Accordingly, the figures shown below are based on the actual historical performance of the Sub-Accounts, or the corresponding Portfolio, as the case may be, restated to reflect the charges under the Contracts that would have applied had the Contracts been available during the periods shown.

STANDARDIZED TOTAL RETURN

The standardized average annual returns for the Sub-Accounts for the one-year, five-year and since inception periods ending December 31, 1997 are presented below:

                  (WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION)

SUB-ACCOUNT                         ONE-YEAR                 FIVE-YEARS            SINCE INCEPTION*
-----------                         --------                 ----------            ----------------

Money Market                          3.55%                     2.84%                   2.94%
Quality Income Plus                   9.34%                     6.44%                   8.23%
High Yield                           10.08%                     9.99%                  14.32%
Utilities                            25.13%                    11.54%                  12.81%
Income Builder                         NA                        NA                    21.03%
Dividend Growth                      23.60%                    16.73%                  17.58%
Capital Growth                       22.55%                     9.36%                  10.53%
Global Dividend Growth               10.25%                      NA                    11.38%
European Growth                      14.23%                    21.77%                  15.88%
Pacific Growth                      -38.71%                      NA                   -12.42%
Capital Appreciation                   NA                        NA                    11.34%
Equity                               35.24%                    18.25%                  20.50%
Strategist                           11.90%                     8.66%                  10.99%
S&P 500 Index                          NA                        NA                      NA
Competitive Edge "Best Ideas"          NA                        NA                      NA
Equity Growth                          NA                        NA                      NA
U.S. Real Estate                       NA                        NA                      NA
International Magnum                   NA                        NA                      NA
Emerging Markets Equity                NA                        NA                      NA
Emerging Growth                        NA                        NA                      NA


(WITH  AN  OPTIONAL  DEATH  BENEFIT  PROVISION  OR  PERFORMANCE  INCOME  BENEFIT
PROVISION)

SUB-ACCOUNT                         ONE-YEAR                 FIVE-YEARS            SINCE INCEPTION*
-----------                         --------                 ----------            ----------------

Money Market                          3.42%                     2.71%                   2.80%
Quality Income Plus                   9.20%                     6.30%                   8.09%
High Yield                            9.94%                     9.85%                  14.18%
Utilities                            24.96%                    11.40%                  12.66%
Income Builder                         NA                        NA                    20.87%
Dividend Growth                      23.44%                    16.58%                  17.42%
Capital Growth                       22.40%                     9.22%                  10.39%
Global Dividend Growth               10.11%                      NA                    11.24%
European Growth                      14.08%                    21.61%                  15.73%
Pacific Growth                      -38.79%                      NA                   -12.54%
Capital Appreciation                   NA                        NA                    11.19%
Equity                               35.07%                    18.10%                  20.34%
Strategist                           11.76%                     8.52%                  10.84%
S&P 500 Index                          NA                        NA                      NA
Competitive Edge "Best Ideas"          NA                        NA                      NA
Equity Growth                          NA                        NA                      NA
U.S. Real Estate                       NA                        NA                      NA
International Magnum                   NA                        NA                      NA
Emerging Markets Equity                NA                        NA                      NA
Emerging Growth                        NA                        NA                      NA


(WITH OPTIONAL DEATH BENEFIT PROVISION AND PERFORMANCE INCOME BENEFIT PROVISION)

SUB-ACCOUNT                         ONE-YEAR                 FIVE-YEARS           SINCE INCEPTION*
-----------                         --------                 ----------           ----------------

Money Market                          3.30%                     2.59%                   2.69%
Quality Income Plus                   9.08%                     6.18%                   7.97%
High Yield                            9.82%                     9.73%                  14.05%
Utilities                            24.83%                    11.28%                  12.54%
Income Builder                         NA                        NA                    20.74%
Dividend Growth                      23.31%                    16.45%                  17.29%
Capital Growth                       22.26%                     9.10%                  10.26%
Global Dividend Growth                9.99%                      NA                    11.11%
European Growth                      13.96%                    21.47%                  15.60%
Pacific Growth                      -38.85%                      NA                   -12.63%
Capital Appreciation                   NA                        NA                    11.07%
Equity                               34.92%                    17.97%                  20.21%
Strategist                           11.63%                     8.40%                  10.72%
S&P 500 Index                          NA                        NA                      NA
Competitive Edge "Best Ideas"          NA                        NA                      NA
Equity Growth                          NA                        NA                      NA
U.S. Real Estate                       NA                        NA                      NA
International Magnum                   NA                        NA                      NA
Emerging Markets Equity                NA                        NA                      NA
Emerging Growth                        NA                        NA                      NA


* The Money Market, Quality Income Plus, High Yield, Utilities, Dividend Growth, Equity and Strategist Sub-Accounts commenced operation on October 25, 1990. The Capital Growth and European Growth Sub-Accounts commenced operation on March 1, 1991. The Global Dividend Growth and Pacific Growth Sub-Accounts commenced operation on February 23, 1994. The Income Builder and Capital Appreciation Sub-Accounts commenced operation on January 21, 1997. The Equity Growth, , International Magnum, Emerging Markets Equity, and Emerging Growth Sub-Accounts commenced operation on March 16, 1998. The S&P 500 Index, Competitive Edge "Best Ideas", and U.S. Real Estate Sub-Accounts commenced operations of May 18, 1998.


ADJUSTED HISTORICAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Portfolios and the assumption that the Sub-accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

Such average annual total return information for the Sub-Accounts (including deduction of the Surrender Charge) for the one-year, five-year, and ten-year or since inception periods ended December 31, 1997 are presented below:


                  (WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                               10-YEARS OR SINCE
CORRESPONDING PORTFOLIO              1 YEAR             5-YEARS               INCEPTION (IF LESS)
-----------------------              ------             -------               -------------------

Money Market*                         3.55%               2.84%                    3.90%
Quality Income Plus**                 9.34%               6.44%                    7.68%
High Yield*                          10.08%               9.99%                    7.08%
Utilities***                         25.13%              11.54%                   11.47%
Income Builder******                   NA                  NA                     21.03%
Dividend Growth***                   23.60%              16.73%                   13.18%
Capital Growth****                   22.55%               9.36%                   10.53%
Global Dividend Growth*****          10.25%                NA                     11.38%
European Growth****                  14.23%              21.77%                   15.88%
Pacific Growth*****                 -38.71%                NA                    -12.42%
Capital Appreciation******             NA                  NA                     11.34%
Equity*                              35.24%              18.25%                   15.63%
Strategist**                         11.90%               8.66%                    9.32%
S&P 500 Index********                  NA                  NA                       NA
Competitive Edge "Best Ideas"********  NA                  NA                       NA
Equity Growth*******                   NA                  NA                     30.31%
U.S. Real Estate********               NA                  NA                     19.13%
International Magnum*******            NA                  NA                      4.79%
Emerging Markets Equity*******       -1.30%                NA                     -3.11%
Emerging Growth*******               18.50%                NA                     20.11%


(WITH  AN  OPTIONAL  DEATH  BENEFIT  PROVISION  OR  PERFORMANCE  INCOME  BENEFIT
PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                               10-YEARS OR SINCE
CORRESPONDING PORTFOLIO              1 YEAR             5-YEARS               INCEPTION (IF LESS)
-----------------------              ------             -------               -------------------

Money Market*                         3.42%               2.71%                    3.76%
Quality Income Plus**                 9.20%               6.30%                    7.54%
High Yield*                           9.94%               9.85%                    6.94%
Utilities***                         24.96%              11.40%                   11.33%
Income Builder******                   NA                  NA                     20.87%
Dividend Growth***                   23.44%              16.58%                   13.03%
Capital Growth****                   22.40%               9.22%                   10.39%
Global Dividend Growth*****          10.11%                NA                     11.24%
European Growth****                  14.08%              21.61%                   15.73%
Pacific Growth*****                 -38.79%                NA                    -12.54%
Capital Appreciation******             NA                  NA                     11.19%
Equity*                              35.07%              18.10%                   15.48%
Strategist**                         11.76%               8.52%                    9.18%
S&P 500 Index********                  NA                  NA                       NA
Competitive Edge "Best Ideas"********  NA                  NA                       NA
Equity Growth*******                   NA                  NA                     30.14%
U.S. Real Estate********               NA                  NA                     18.97%
International Magnum*******            NA                  NA                      4.65%
Emerging Markets Equity*******       -1.43%                NA                     -3.24%
Emerging Growth*******               18.35%                NA                     19.96%

(WITH OPTIONAL DEATH BENEFIT PROVISION AND PERFORMANCE INCOME BENEFIT PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                               10-YEARS OR SINCE
CORRESPONDING PORTFOLIO              1 YEAR             5-YEARS               INCEPTION (IF LESS)
-----------------------              ------             -------               ------------------

Money Market*                         3.30%               2.59%                    3.65%
Quality Income Plus**                 9.08%               6.18%                    7.42%
High Yield*                           9.82%               9.73%                    6.83%
Utilities***                         24.83%              11.28%                   11.21%
Income Builder******                   NA                  NA                     20.74%
Dividend Growth***                   23.31%              16.45%                   12.91%
Capital Growth****                   22.26%               9.10%                   10.26%
Global Dividend Growth*****           9.99%                NA                     11.11%
European Growth****                  13.96%              21.47%                   15.60%
Pacific Growth*****                 -38.85%                NA                    -12.63%
Capital Appreciation******             NA                  NA                     11.07%
Equity*                              34.92%              17.97%                   15.35%
Strategist**                         11.63%               8.40%                    9.06%
S&P 500 Index********                  NA                  NA                       NA
Competitive Edge "Best Ideas"********  NA                  NA                       NA
Equity Growth*******                   NA                  NA                     29.99%
U.S. Real Estate***********            NA                  NA                     18.84%
International Magnum*******            NA                  NA                      4.53%
Emerging Markets Equity*********     -1.53%                NA                     -3.34%
Emerging Growth**********            18.22%                NA                     19.83%

* Portfolio inception date of March 9, 1984 ** Portfolio inception date of March 1, 1987 *** Portfolio inception date of March 1, 1990 **** Portfolio inception date of March 1, 1991 ***** Portfolio inception date of February 23, 1994 ****** Portfolio inception date of January 21, 1997 ******* Portfolio inception date of January 2, 1997 ******** Portfolio inception date of May 18, 1998 ********* Portfolio inception date of October 1, 1996 ********** Portfolio inception date of July 3, 1995 *********** Portfolio inception date of March 4, 1997


OTHER TOTAL RETURNS

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as the adjusted historical returns described immediately above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered. Sales literature or advertisements may also quote such average annual total returns for periods prior to the date the Variable Account commenced operations, calculated based on the performance of the Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect except for the Surrender Charge.

Such other total returns for the Sub-Accounts (not including deduction of the Surrender Charge) for the one-year, five-year, and ten-year or since inception periods ended December 31, 1997 are presented below:

(WITHOUT AN OPTIONAL DEATH BENEFIT PROVISION OR PERFORMANCE INCOME BENEFIT PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                               10-YEARS OR SINCE
CORRESPONDING PORTFOLIO              1 YEAR             5-YEARS               INCEPTION (IF LESS)
-----------------------              ------             -------               -------------------

Money Market*                          3.57%              2.86%                       3.92%
Quality Income Plus**                  9.36%              6.46%                       7.70%
High Yield*                           10.10%             10.01%                       7.10%
Utilities***                          25.15%             11.56%                      11.48%
Income Builder******                    NA                 NA                        21.95%
Dividend Growth***                    23.63%             16.75%                      13.16%
Capital Growth****                    22.58%              9.38%                      10.54%
Global Dividend Growth*****           10.27%               NA                        11.39%
European Growth****                   14.25%             21.78%                      15.89%
Pacific Growth*****                  -38.68%               NA                       -12.39%
Capital Appreciation******              NA                 NA                        12.26%
Equity*                               35.27%             18.27%                      15.64%
Strategist**                          11.93%              8.68%                       9.34%
S&P 500 Index********                   NA                 NA                          NA
Competitive Edge "Best Ideas"********   NA                 NA                          NA
Equity Growth*******                    NA                 NA                        31.16%
U.S. Real Estate***********             NA                 NA                        20.20%
International Magnum*******             NA                 NA                         5.66%
Emerging Markets Equity*********      -1.27%               NA                        -3.08%
Emerging Growth**********             18.53%               NA                        20.12%


(WITH  AN  OPTIONAL  DEATH  BENEFIT  PROVISION  OR  PERFORMANCE  INCOME  BENEFIT
PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                               10-YEARS OR SINCE
CORRESPONDING PORTFOLIO              1 YEAR             5-YEARS               INCEPTION (IF LESS)
-----------------------              ------             -------               -------------------

Money Market*                          3.44%              6.32%                       3.78%
Quality Income Plus**                  9.22%              6.44%                       7.56%
High Yield*                            9.96%              9.87%                       6.96%
Utilities***                          24.99%             11.42%                      11.34%
Income Builder******                    NA                 NA                        21.79%
Dividend Growth***                    23.47%             16.60%                      13.04%
Capital Growth****                    22.42%              9.24%                      10.40%
Global Dividend Growth*****           14.10%               NA                        11.25%
European Growth****                   17.02%             21.62%                      15.74%
Pacific Growth*****                  -38.76%               NA                       -12.50%
Capital Appreciation******              NA                 NA                        12.12%
Equity*                               35.09%             18.12%                      15.49%
Strategist**                          11.78%              8.54%                       9.20%
S&P 500 Index********                   NA                 NA                          NA
Competitive Edge "Best Ideas"********   NA                 NA                          NA
Equity Growth*******                    NA                 NA                        30.99%
U.S. Real Estate***********             NA                 NA                        20.05%
International Magnum*******             NA                 NA                         5.52%
Emerging Markets Equity*********      -1.40%               NA                        -3.20%
Emerging Growth**********             18.37%               NA                        19.96%


(WITH OPTIONAL DEATH BENEFIT PROVISION AND PERFORMANCE INCOME BENEFIT PROVISION)

SUB-ACCOUNT AND DATE
OF INCEPTION OF                                                               10-YEARS OR SINCE
CORRESPONDING PORTFOLIO              1 YEAR             5-YEARS               INCEPTION (IF LESS)
-----------------------              ------             -------               -------------------

Money Market*                          3.33%              2.61%                       3.67%
Quality Income Plus**                  9.10%              6.20%                       7.44%
High Yield*                            9.84%              9.75%                       6.85%
Utilities***                          24.85%             11.30%                      11.22%
Income Builder******                    NA                 NA                        21.66%
Dividend Growth***                    23.33%             16.47%                      12.92%
Capital Growth****                    22.28%              9.12%                      10.28%
Global Dividend Growth*****           10.01%               NA                        11.13%
European Growth****                   13.98%             21.49%                      15.61%
Pacific Growth*****                  -38.83%               NA                       -12.60%
Capital Appreciation******              NA                 NA                        11.99%
Equity*                               34.94%             17.99%                      15.36%
Strategist**                          11.66%              8.42%                       9.09%
S&P 500 Index********                   NA                 NA                          NA
Competitive Edge "Best Ideas"********   NA                 NA                          NA
Equity Growth*******                    NA                 NA                        30.85%
U.S. Real Estate***********             NA                 NA                        19.91%
International Magnum*******             NA                 NA                         5.41%
Emerging Markets Equity*********      -1.51%               NA                        -3.31%
Emerging Growth**********             18.24%               NA                        19.83%

* Portfolio inception date of March 9, 1984 ** Portfolio inception date of March 1, 1987 *** Portfolio inception date of March 1, 1990 **** Portfolio inception date of March 1, 1991 ***** Portfolio inception date of February 23, 1994 ****** Portfolio inception date of January 21, 1997 ******* Portfolio inception date of January 2, 1997 ******** Portfolio inception date of May 18, 1998 ********* Portfolio inception date of October 1, 1996 ********** Portfolio inception date of July 3, 1995 *********** Portfolio inception date of March 4, 1997


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

The Company accepts Purchase Payments which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Purchase Payments and non-Section 1035 Purchase Payments.

The Company also accepts "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities (TSAs), individual retirement annuities or accounts,
(IRAs), or any other Qualified Contract which is eligible to "rollover" into an IRA. The Company differentiates between Non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, the Company restricts the assignment, transfer or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. An Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

INCOME PAYMENTS

Amount of Variable Annuity Income Payments

     The amount of the first Income Payment is calculated by applying the Contract Value allocated to each Sub-Account less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first Variable Annuity Income Payment is divided by the Sub-Account's then current Annuity Unit Value to determine the number of Annuity Units upon which later Income Payments will be based. Variable Annuity Income Payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Sub-Account times the then current Annuity Unit Value for each respective Sub-Account.

     The value of an Annuity Unit in each Sub-Account of the Variable Account is set at $10. Annuity Units in each Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolios in which the Sub-Account invests. The value of the Annuity Unit for each Sub-Account at the end of any Valuation Period is calculated by: (a) multiplying the prior value by the Sub-Account's Net Investment Factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity Income Payment, and is an effective annual rate of 4.0%.

     Currently, the amount of the first Income Payment paid under an Annuity Option is determined using 4% interest and the 1971 Individual Annuity Mortality Table with the following age adjustment (The revised Contract is based on the 1983A Individual Annuity Mortality Table.) An annuitant's age at his or her last birthday on or prior to the Income Starting Date will be set back one year each six full years between January 1, 1971 and the Income Starting Date (except in the case of Contracts based on the 1983A Table). Due to judicial or legislative developments regarding the use of tables which do not differentiate on the basis of sex, in some cases different annuity tables may be used.


GENERAL MATTERS

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

The Company retains the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Sub-Account of the Variable Account. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if, in the Company's judgment, investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account. Substitutions of shares attributable to an Owner's interest in a Sub-Account will not be made until the Owner has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval is required by the Investment Company Act of 1940. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

The Company may also establish additional Sub-Accounts of the Variable Account. Each additional Sub-Account would purchase shares in a new Portfolio of the Fund or in another mutual fund. New Sub-Accounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Sub-Accounts will be made available to existing Owners on a basis to be determined by the Company. The Company may also eliminate one or more Sub-Accounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under such Act in the event such registration is no longer required.

REINVESTMENT

All  dividends  and  capital  gains   distributions   from  the  Portfolios  are
automatically reinvested in shares of the distributing Portfolio at their net asset value.

INCONTESTABILITY

The Contract will not be contested after it is issued.

SETTLEMENTS

The Contract must be returned to the Company prior to any settlement. Due proof of the Owner(s) or the Annuitant's (and any Joint Annuitant's) death must be received prior to settlement of a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

The Company holds title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Portfolio shares held by each of the Sub-Accounts.

The Funds do not issue certificates and, therefore, the Company holds the Account's assets in open account in lieu of stock certificates. See the Funds' Prospectus for a more complete description of the Fund's custodian.

EXPERTS

The financial statements of the Variable Account and the financial statements and financial statement schedule of the Company appearing in this Statement of Additional Information (which is incorporated by reference in the Prospectus of Northbrook Variable Annuity Account II of Northbrook Life Insurance Company) have been audited by Deloitte & Touche LLP, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois, independent auditors, as stated in their reports appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LEGAL MATTERS

Freeman, Levy, Kroll & Simonds, Washington, D.C., has advised the Company on certain federal securities laws matters. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of Northbrook Life Insurance Company.

FEDERAL TAX MATTERS

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The following discussion assumes that the Company is taxed as a life insurance company under Part I of Subchapter L. Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contract. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

EXCEPTIONS TO THE NONNATURAL OWNER RULE

There are several exceptions to the general rule that contracts held by a nonnatural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the nonnatural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a nonnatural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a nonnatural person will be treated as the death of the owner.

QUALIFIED PLANS

This annuity contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Owners and participants under the plan and annuitants and beneficiaries under the contract may be subject to the terms and conditions of the plan regardless of the terms of the contract.

TYPES OF QUALIFIED PLANS

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity.
Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distribution may commence. "Qualified distributions" from Roth Individual Retirement Annuities are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase (first time home purchases are subject to lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59-1/2, separates from service, dies, becomes disabled or in the case of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where the Company is directed to transfer some or all of the contract value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE AND LOCAL  GOVERNMENT AND TAX-EXEMPT  ORGANIZATION  DEFERRED  COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the nonnatural owner rules, such contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.


SALES COMMISSIONS

Dean Witter Variable Annuity II Contract - The Company pays Dean Witter for its underwriting and general agent's services a sales commission of up to 6.0% of the Purchase Payments and sales administration expense allowance of up to 0.125% of the average net assets of the Fixed Account. Dean Witter Variable Annuity II AssetManager - The Company pays Dean Witter for its underwriting and general agent's services a sales commission of up to 2.0% of the Purchase Payments and sales administration expense allowance of up to 1.5% of the average net assets of the Contract. These commissions are intended to cover Dean Witter's expenses in distributing and selling the Contracts.

In accordance with the Underwriting and General Agent's Agreements between Dean Witter and the Company, Dean Witter offers for sale and sells the Contracts, prepares sales or promotional literature and prints and distributes the Prospectuses to prospective purchasers. The Company paid Dean Witter sales commission in the amount of $81,393,283 in 1997, $53,617,941 in 1996, and
$32,937,708 in 1995 for its services under these agreements. These fees are based on sales commissions.

Under the Underwriting Agreement and Managing General Agent's Agreement between Dean Witter and the Company, Dean Witter is responsible for paying costs and expenses associated with licensing its agents, paying agent's commissions, printing, mailing and distributing the Prospectus to prospective purchasers; and preparing, printing and distributing sales literature. In the event the commissions fail to adequately compensate Dean Witter for these expenses, Dean Witter will pay these expenses from its own funds.

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company") as of December 31, 1997 and 1996, and the related Statements of Operations, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. Our audits also included Schedule IV - Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.




/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 1998

                       NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

                                                                                          DECEMBER 31,
                                                                                     ---------------------
                                                                                  1997                1996
                                                                                ----------          ----------
($ IN THOUSANDS)
ASSETS
Investments
    Fixed income securities, at fair value (amortized
        cost $72,491 and $65,500)                                        $           76,402   $           67,479
    Short-term                                                                        3,031                6,590
                                                                         ------------------   ------------------
    Total investments                                                                79,433               74,069

Reinsurance recoverable from Allstate Life
    Insurance Company                                                             2,293,094            2,480,034
Net receivable from Allstate Life Insurance Company                                   1,467                4,246
Other assets                                                                          5,033                2,639
Separate Accounts                                                                 5,719,203            4,354,783
                                                                         ------------------   ------------------
         Total assets                                                    $        8,098,230   $        6,915,771
                                                                         ==================   ==================

LIABILITIES
Reserve for life-contingent contract benefits                            $          144,352   $          143,346
Contractholder funds                                                              2,148,555            2,336,296
Income taxes payable                                                                    162                  555
Deferred income taxes                                                                 2,674                2,085
Separate Accounts                                                                 5,719,203            4,354,783
                                                                         ------------------   ------------------
         Total liabilities                                                        8,014,946            6,837,065
                                                                         ------------------   ------------------

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares
     authorized, issued and outstanding                                               2,500                2,500
Additional capital paid-in                                                           56,600               56,600
Unrealized net capital gains                                                          2,542                1,286
Retained income                                                                      21,642               18,320
                                                                         ------------------   ------------------
         Total shareholder's equity                                                  83,284               78,706
                                                                         ------------------   ------------------
         Total liabilities and shareholder's equity                      $        8,098,230   $        6,915,771
                                                                         ==================   ==================



See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS

                                                                                YEAR ENDED DECEMBER 31,
                                                                                -----------------------
                                                                          1997             1996              1995
                                                                        ------           ------            ------
($ IN THOUSANDS)
REVENUES
Net investment income                                          $         5,146  $         4,888   $         4,782
Realized capital gains and losses                                          (68)             (20)               67
                                                               ---------------  ---------------   ---------------

INCOME BEFORE INCOME TAX EXPENSE                                         5,078            4,868             4,849
INCOME TAX EXPENSE                                                       1,756            1,666             1,686
                                                               ---------------  ---------------   ---------------

NET INCOME                                                     $         3,322  $         3,202   $         3,163
                                                               ===============  ===============   ===============






See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                              YEAR ENDED DECEMBER 31,
                                                                             -------------------------
                                                                          1997             1996              1995
                                                                       -------          -------           -------
($ IN THOUSANDS)
COMMON STOCK                                                   $         2,500  $         2,500   $         2,500
                                                               ---------------  ---------------   ---------------

ADDITIONAL CAPITAL PAID-IN                                              56,600           56,600            56,600
                                                               ---------------  ---------------   ---------------

UNREALIZED NET CAPITAL GAINS

Balance, beginning of year                                               1,286            2,657            (1,553)
Net change                                                               1,256           (1,371)            4,210
                                                               ---------------  ---------------   ---------------
Balance, end of year                                                     2,542            1,286             2,657
                                                               ---------------  ---------------   ---------------


RETAINED INCOME
Balance, beginning of year                                              18,320           15,118            11,955
Net income                                                               3,322            3,202             3,163
                                                               ---------------  ---------------   ---------------
Balance, end of year                                                    21,642           18,320            15,118
                                                               ---------------  ---------------   ---------------
      Total shareholder's equity                               $        83,284  $        78,706   $        76,875
                                                               ===============  ===============   ===============





See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                   YEAR ENDED DECEMBER 31,
                                                                                  ------------------------
                                                                           1997           1996            1995
                                                                         -------         ------         -------
($ IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                          $    3,322   $       3,202   $       3,163
Adjustments to reconcile net income to net
    cash provided by operating activities
      Amortization and other non-cash items                                516             782             903
      Realized capital losses (gains)                                       68              20             (67)
      Increase (decrease) in life-contingent contract
        benefits and contractholder funds                                  205            (198)            113
      Change in deferred income taxes                                      (87)             24             608
      Changes in other operating assets and liabilities                   (657)            864          (2,705)
                                                                   ------------   ------------   -------------
             Net cash provided by operating activities                   3,367           4,694           2,015
                                                                   -----------    ------------   -------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
    Proceeds from sales                                                  1,606           3,522           5,423
    Investment collections                                              10,036           5,770           7,108
    Investment purchases                                               (18,568)        (15,532)         (9,843)
Change in short-term investments, net                                    3,559           1,459          (4,675)
                                                                 -------------   -------------   -------------
             Net cash used in investing activities                      (3,367)         (4,781)         (1,987)
                                                                 -------------   -------------   -------------

NET (DECREASE) INCREASE IN CASH                                              -             (87)             28
CASH AT BEGINNING OF YEAR                                                    -              87              59
                                                                 -------------   -------------   -------------
CASH AT END OF YEAR                                              $           -   $           -   $          87
                                                                 =============   =============   =============



See notes to financial statements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

1.    General

Basis of presentation
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend (the "Distribution"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1997 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

Nature of operations
The Company markets life insurance and annuity products in the United States through Dean Witter Reynolds Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. Life insurance contracts sold by the Company include universal life and other interest-sensitive life and variable life products. Annuities include both deferred annuities, such as variable annuities and fixed rate single and flexible premium annuities, and immediate annuities.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary withdrawal or surrender by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses. In order to support competitive crediting rates and limit interest rate risk, ALIC, as the Company's reinsurer, adheres to a basic philosophy of matching assets with related liabilities while maintaining adequate liquidity and a prudent and diversified level of credit risk.

The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be new and proposed federal and state regulation and legislation that would allow banks greater participation in the securities and insurance businesses, which will present an increased level of competition for sales of the Company's life and annuity products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; (2) increasing competition in capital markets; and (3) reopening stock/mutual company disagreements related to such issues as taxation disparity between mutual and stock insurance companies.

The Company is authorized to sell life and annuity products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits earned by the Company are California, Florida and Texas for the year ended December 31, 1997. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and contract charges are ceded to ALIC under reinsurance agreements.

                       NORTHBROOK LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                ($ IN THOUSANDS)

2.    Summary of Significant Accounting Policies

Investments
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost which approximates fair value.

Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

Reinsurance
The Company has reinsurance agreements whereby all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such cessions in the statements of operations. The amounts shown in the Company's statements of operations relate to the investment of those assets of the Company that are not transferred to ALIC under reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Recognition of premium revenues and contract charges
Revenues on interest-sensitive life insurance policies are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on most annuities, which are considered investment contracts, include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balance.

Income taxes
The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates, and reflect the impact of reinsurance agreements. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value.

Separate Accounts
The Company issues flexible premium deferred variable annuity contracts and single premium variable life policies, the assets and liabilities of which are legally segregated and reflected in the accompanying statements of financial position as assets and liabilities of the Separate Accounts (Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II and Northbrook Life Variable Life Separate Account A, unit investment trusts registered with the Securities and Exchange Commission).

Assets of the Separate Accounts are carried at fair value. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the policy- and contractholders and, therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administration fees, mortality and expense risk charges, cost of insurance charges and tax expense charges, all of which are ceded to ALIC.

Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits, which relates to structured settlement annuities and supplemental contracts with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Reserve interest rates ranged from 4.00% to 11.00% during 1997.

                       NORTHBROOK LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                ($ IN THOUSANDS)

Contractholder funds Contractholder funds arise from the issuance of individual or group policies and contracts that include an investment component, including most annuities and universal life policies. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. During 1997, credited interest rates on contractholder funds ranged from 3.30% to 9.51% for those contracts with fixed interest rates and from 3.25% to 7.39% for those with flexible rates.

Use of estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.


3.    Related Party Transactions

Reinsurance
Premiums and contract charges ceded to ALIC were $1,979 and $83,559 in 1997, $3,775 and $60,744 in 1996, and $2,284 and $52,348 in 1995, respectively.
Credited interest, policy benefits and expenses ceded to ALIC amounted to $201,526, $218,088 and $229,525 in 1997, 1996 and 1995, respectively. Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of reinsurance agreements.

Business operations
The Company utilizes services and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC for the operating expenses incurred by AIC on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $7,842, $8,074 and $5,341 in 1997, 1996 and 1995, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.


4.  Exclusive Distribution Agreement

The Company and ALIC have a strategic alliance with Dean Witter to develop, market and distribute proprietary annuity and life insurance products through Dean Witter account executives. Dean Witter provides a portion of the funding for these products through loans to an affiliate of the Company. An affiliate of Dean Witter, Dean Witter InterCapital Inc., is the investment manager for the Dean Witter Variable Investment Series, the funds in which the assets of the Separate Accounts are invested.

Under the terms of the strategic alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. Although the strategic alliance is cancelable by either party, termination of the alliance would not impact existing policies and contracts.

                       NORTHBROOK LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                ($ IN THOUSANDS)

5. INVESTMENTS

Fair values
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                               GROSS UNREALIZED
                                                   AMORTIZED ------------------   FAIR
                                                    COST      GAINS     LOSSES    VALUE
                                                  ---------   -----   ---------  -------
At December 31, 1997
  U.S. government and agencies                      $ 8,638   $  823   $  -      $ 9,461
  Municipal                                           1,143       28      -        1,171
  Corporate                                          25,913      897     (12)     26,798
  Mortgage-backed securities                         36,797    2,315    (140)     38,972
                                                   --------   -------  ------    -------
     Total fixed income securities                 $ 72,491   $4,063   $(152)    $76,402
                                                   ========   =======  ======    =======

At December 31, 1996
  U.S. government and agencies                     $  8,629   $  193   $ (54)    $ 8,768
  Municipal                                             873       48      -          921
  Corporate                                          16,902      260     (69)     17,093
  Mortgage-backed securities                         39,096    1,883    (282)     40,697
                                                   --------   ------   ------    -------
     Total fixed income securities                 $ 65,500   $2,384   $(405)    $67,479
                                                   ========   =======  ======    =======

Scheduled maturities
The scheduled maturities for fixed income securities are as follows at December 31, 1997:

                                                           Amortized               Fair
                                                              Cost                 Value
                                                         ------------            ----------

Due in one year or less                                  $      2,133            $    2,155
Due after one year through five years                           5,343                 5,472
Due after five years through ten years                         19,410                20,217
Due after ten years                                             8,808                 9,586
                                                         ------------            ----------
                                                               35,694                37,430
Mortgage-backed securities                                     36,797                38,972
                                                         ------------            ----------
      Total                                              $     72,491            $   76,402
                                                         ============            ==========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                       NORTHBROOK LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                               ($ IN THOUSANDS)

 Net Investment Income



Year Ended December 31,                                                 1997             1996              1995
-----------------------                                               ------           ------            ------
Fixed income securities                                          $     5,364      $     4,675       $     4,633
Short-term investments                                                    84              390               215
                                                                 -----------      -----------       -----------
    Investment income, before expense                                  5,448            5,065             4,848
    Investment expense                                                   302              177                66
                                                                 -----------      -----------       -----------
    Net investment income                                        $     5,146      $     4,888       $     4,782
                                                                 ===========      ===========       ===========

Realized capital gains and losses

Year Ended December 31,                                                 1997             1996              1995
-----------------------                                               ------           ------            ------

Fixed income securities                                        $         (70)   $         (22)    $          67
Short-term investments                                                     2                2                 -
                                                               -------------    -------------     -------------
    Realized capital gains and losses                                    (68)             (20)               67
    Income tax benefit (expense)                                          24                7               (23)
                                                               -------------    -------------     -------------
    Realized capital losses and gains, after tax               $         (44)   $         (13)    $          44
                                                               =============    =============     =============

Excluding calls and prepayments, gross losses of $70 and $32 and gross gains of $67 were realized on sales of fixed income securities during 1997, 1996 and 1995, respectively.

Unrealized net capital gains
Unrealized   net  capital   gains  on  fixed  income   securities   included  in
shareholder's equity at December 31, 1997 are as follows:

                                                      Cost/                     Fair                 Unrealized
                                                  Amortized Cost                Value                 Net Gains
                                                  --------------                -----              -------------

Fixed income securities                           $       72,491          $       76,402           $       3,911
                                                  ==============          ==============
Deferred income taxes                                                                                     (1,369)
                                                                                                   -------------
Unrealized net capital gains                                                                       $       2,542
                                                                                                   =============

                       NORTHBROOK LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                ($ IN THOUSANDS)

Change in unrealized net capital gains



Year ended December 31,                                             1997        1996       1995
-----------------------                                           -------     -------     -------
    Fixed income securities                                       $ 1,932     $(2,108)    $ 6,477
    Deferred income taxes                                            (676)        737      (2,267)
                                                                  -------     -------     -------
    Increase (decrease) in unrealized net
         capital gains                                            $ 1,256     $(1,371)    $ 4,210
                                                                  =======     =======     =======

Securities on deposit
At December 31, 1997, fixed income securities with a carrying value of $8,039 were on deposit with regulatory authorities as required by law.


6.    Financial Instruments

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions.
Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including deferred income taxes and reserve for life-contingent contract benefits) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income, are generally of a short-term nature. It is assumed that their carrying value approximates fair value.

Financial assets
The carrying value and fair value of financial assets at December 31, are as follows:

                                                        1997                                 1996
                                                        ----                                 ----
                                            Carrying           Fair               Carrying            Fair
                                              Value            Value               Value              Value
                                        ------------    --------------       ---------------    ---------------

Fixed income securities                 $    76,402     $       76,402       $        67,479    $        67,479
Short-term investments                        3,031              3,031                 6,590              6,590
Separate Accounts                         5,719,203          5,719,203             4,354,783          4,354,783


Fair values for fixed income securities are based on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Separate Accounts assets are carried in the statements of financial position at fair value.

                       NORTHBROOK LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                ($ IN THOUSANDS)

Financial liabilities
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                           1997                               1996
                                               -----------------------------         -------------------------
                                               CARRYING            FAIR              CARRYING          FAIR
                                                VALUE              VALUE             VALUE            VALUE
                                               ----------         ----------         ----------     ----------
Contractholder funds on
     investment contracts              $      1,977,479     $     1,951,214   $      2,143,482    $     2,118,583
Separate Accounts                             5,719,203           5,719,203          4,354,783          4,354,783

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.


7.    Income Taxes

The Company joins the Corporation and its other eligible domestic subsidiaries in the filing of a consolidated federal income tax return (the "Allstate Group") and is party to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company paid to or received from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to the Distribution, the Corporation and all of its eligible domestic subsidiaries, including the Company, joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Sears Tax Sharing Agreement"). Under the Sears Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Allstate Group filed a separate consolidated return, except that items such as net operating losses, capital losses or similar items, which might not be recognized in a separate return, were allocated according to the Sears Tax Sharing Agreement.

The Allstate Group and Sears Group have entered into an agreement which governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Sears Tax Sharing Agreement with respect to the Allstate Group's federal income tax liability.

                       NORTHBROOK LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                ($ IN THOUSANDS)

The components of the deferred income tax assets and liabilities at December 31, are as follows:


                                                            1997               1996
                                                          -------             -------

Deferred assets
    Separate Accounts                                    $   149             $     -
                                                         -------             -------

Deferred liabilities
    Difference in tax bases of investments                (1,454)             (1,392)
    Unrealized net capital gains                          (1,369)               (693)
                                                         -------             -------
         Total deferred liabilities                       (2,823)             (2,085)
                                                         --------            --------
         Net deferred liability                          $(2,674)            $(2,085)
                                                         ========            ========

The components of income tax expense for the year ended December 31, are as follows:

                                                                    1997              1996             1995
                                                                    ----              ----             ----

Current                                                            $ 1,843         $  1,642       $     1,078
Deferred                                                               (87)              24               608
                                                               -----------      -----------       -----------
    Total income tax expense                                       $ 1,756         $  1,666       $     1,686
                                                               ===========      ===========       ===========

The Company paid income taxes of $2,236, $2,308 and $4,980 in 1997, 1996 and 1995, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                                    1997              1996              1995
                                                                    ----              ----              ----

Statutory federal income tax rate                                  35.0%             35.0%             35.0%
Tax-exempt income                                                  (0.4)             (0.6)                -
Other                                                                 -              (0.2)             (0.3)
                                                                   ----              -----             -----
Effective federal income tax rate                                  34.6%             34.2%             34.7%
                                                                   ====              ====              ====

                       NORTHBROOK LIFE INSURANCE COMPANY
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                ($ IN THOUSANDS)



Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1997, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.


8.    Statutory Financial Information

The following tables reconcile net income for the year ended December 31, and shareholder's equity at December 31, as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                                      Net Income
                                                                                      ----------
                                                                           1997          1996          1995
                                                                           ----          ----          ----
Balance per generally accepted accounting principles                       $ 3,322        $ 3,202  $      3,163
      Deferred income taxes                                                    (87)            24           608
      Statutory investment reserves                                             79             30           (28)
      Other                                                                   (405)          (691)       (1,443)
                                                                       -----------   ------------  ------------
Balance per statutory accounting practices                                 $ 2,909   $      2,565  $      2,300
                                                                       ===========   ============  ============


                       NORTHBROOK LIFE INSURANCE COMPANY
                  NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)
                               ($ IN THOUSANDS)

                                                                                 SHAREHOLDER'S
                                                                                   EQUITY
                                                                              ----------------
                                                                             1997             1996
                                                                           -------           -------
Balance per generally accepted accounting principles                    $   83,284       $     78,706
       Deferred income taxes                                                 2,674              2,085
       Unrealized gain/loss on fixed income securities                      (3,911)            (1,979)
       Non-admitted assets and statutory investment
          reserves                                                          (4,431)            (3,317)
       Other                                                                (1,939)              (397)
                                                                        ----------       ------------
Balance per statutory accounting practices                              $   75,677       $     75,098
                                                                        ==========       ============

Permitted statutory accounting practices
The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Illinois Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company follows a permitted statutory accounting practice whereby it includes amounts receivable from an affiliated insurance company in statutory admitted assets at a level which exceeds the threshold prescribed by the Illinois Department of Insurance by $7,737.

Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles is expected in early 1998. Implementation could be as early as January 1, 1999. The requirements of the Comprehensive Guide are not expected to have a material impact on statutory surplus of the Company.

Under the NAIC's proposed accounting practices, the Company's practice related to its receivable from affiliate will be prescribed rather than permitted.

Dividends
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by insurance companies without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1998 without prior approval of the Illinois Department of Insurance is $7,318.

                       NORTHBROOK LIFE INSURANCE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                                        Gross                           Net
Year ended December 31, 1997                            amount            Ceded        amount
----------------------------                           --------         --------       ------
Life insurance in force                             $   515,890       $   515,890    $       -
                                                    ===========       ===========    =========

Premiums and contract charges:
         Life and annuities                         $    85,538       $    85,538    $       -
                                                    ===========       ===========    =========


                                                       Gross                             Net
Year ended December 31, 1996                           amount            Ceded          amount
----------------------------                          -------            ------         ------

Life insurance in force                             $   556,242       $  556,242     $       -
                                                    ===========       ==========     =========

Premiums and contract charges:
         Life and annuities                         $    64,519       $   64,519     $       -
                                                    ===========       ==========     =========



                                                       Gross                             Net
Year ended December 31, 1995                          amount            Ceded           amount
----------------------------                          ------            -----           ------

Life insurance in force                             $   610,478       $  610,478     $       -
                                                    ===========       ==========     =========

Premiums and contract charges:
         Life and annuities                         $    54,632       $   54,632     $       -
                                                    ===========       ==========     =========



INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statement of net assets of Northbrook Variable Annuity Account II (the "Account") as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for the year ended December 31, 1997 of the Money Market, High Yield, Equity, Quality Income Plus, Strategist, Dividend Growth, Utilities, European Growth, Capital Growth, Global Dividend Growth, Pacific Growth, Capital Appreciation, and Income Builder portfolios that comprise the Account and for the year ended December 31, 1996 of the Money Market, High Yield, Equity, Quality Income Plus, Strategist, Dividend Growth, Utilities, European Growth, Capital Growth, Global Dividend Growth, and Pacific Growth portfolios that comprise the Account. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 1997, the results of its operations for the year then ended, and the changes in net assets for each of the two years in the period then ended, of each of the portfolios comprising the Account, in conformity with generally accepted accounting principles.



/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
February 20, 1998


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS
DECEMBER 31, 1997
--------------------------------------------------------------------------------
($ and shares in thousands)

ASSETS
Investments in the Dean Witter Variable Investment Series Portfolios:
  Money Market, 301,306 shares (cost $301,306) ............................    $  301,306
  High Yield, 55,003 shares (cost $348,823) ...............................       336,619
  Equity, 21,938 shares (cost $560,962) ...................................       736,690
  Quality Income Plus, 39,291 shares (cost $416,727) ......................       423,168
  Strategist, 28,631 shares (cost $371,672) ...............................       423,738
  Dividend Growth, 80,882 shares (cost $1,254,591) ........................     1,747,060
  Utilities, 22,035 shares (cost $297,406) ................................       409,636
  European Growth, 15,212 shares (cost $264,905) ..........................       358,090
  Capital Growth, 6,433 shares (cost $96,620) .............................       117,662
  Global Dividend Growth, 32,426 shares (cost $386,272) ...................       450,391
  Pacific Growth, 10,189 shares (cost $96,689) ............................        62,357
  Capital Appreciation, 2,721 shares (cost $29,661) .......................        30,805
  Income Builder, 4,508 shares (cost $49,413) .............................        53,011
                                                                               ----------

           Total assets ...................................................     5,450,533

LIABILITIES
Payable to Northbrook Life Insurance Company:
 Accrued contract maintenance charges .....................................         1,303
                                                                               ----------
           Net assets .....................................................    $5,449,230
                                                                               ==========

See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
($ in thousands)

                                                                     Dean Witter Variable Investment Series Portfolios
                                          ------------------------------------------------------------------------------------------
                                                                                    Quality
                                            Money          High                     Income                   Dividend
                                            Market         Yield       Equity        Plus     Strategist      Growth      Utilities
                                          ------------------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ..............................  $  16,353    $  34,268    $  41,702    $  27,402    $  20,644    $  99,490    $  17,681
Charges from Northbrook Life Insurance
  Company:
    Mortality and expense risk .........     (4,022)      (3,549)      (7,450)      (5,127)      (5,001)     (18,630)      (4,653)
    Administrative expense .............       (316)        (278)        (583)        (407)        (396)      (1,463)        (370)
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------
      Net investment income (loss) .....     12,015       30,441       33,669       21,868       15,247       79,397       12,658

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of
  investments:
    Proceeds from sales ................    196,264       23,906       67,364       72,313       44,632       80,976       92,601
    Cost of investments sold ...........   (196,264)     (24,070)     (53,203)     (73,318)     (38,107)     (53,624)     (76,667)
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------
      Net realized gains (losses) ......         --         (164)      14,161       (1,005)       6,525       27,352       15,934
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------

Change in unrealized and gains (losses).         --       (2,116)     125,556       16,518       21,328      191,096       56,029
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------

      Net gains (losses) on investments.         --       (2,280)     139,717       15,513       27,853      218,448       71,963
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------

CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................  $  12,015    $  28,161    $ 173,386    $  37,381    $  43,100    $ 297,845    $  84,621
                                          =========    =========    =========    =========     ========    =========    =========

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
($ in thousands)
                                                                   Dean Witter Variable Investment Series Portfolios
                                          ---------------------------------------------------------------------------------------
                                                                        Global
                                            European      Capital      Dividend     Pacific       Capital      Income
                                             Growth       Growth       Growth       Growth     Appreciation    Builder     Total
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ..............................  $  20,132    $  11,049    $  23,088    $   1,707    $      --    $   1,239    $ 314,755
Charges from Northbrook Life Insurance
  Company:
    Mortality and expense risk .........     (4,142)      (1,254)      (5,018)      (1,368)        (199)        (283)     (60,696)
    Administrative expense .............       (326)         (99)        (394)        (108)         (15)         (22)      (4,777)
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------

      Net investment income (loss) .....     15,664        9,696       17,676          231         (214)         934      249,282

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) from sales of
  investments:
    Proceeds from sales ................     43,054       13,791       21,637       56,309        2,358          642      715,847
    Cost of investments sold ...........    (30,764)     (10,602)     (17,642)     (64,678)      (2,200)        (608)    (641,747)
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------

      Net realized gains (losses) ......     12,290        3,189        3,995       (8,369)         158           34       74,100
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------

Change in unrealized and gains (losses).     15,432        4,657       12,263      (35,707)       1,144        3,598      409,798
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------

      Net gains (losses) on investments      27,722        7,846       16,258      (44,076)       1,302        3,632      483,898
                                          ---------    ---------    ---------    ---------     --------    ---------    ---------
CHANGE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................  $  43,386    $  17,542    $  33,934    $ (43,845)   $   1,088    $   4,566    $ 733,180
                                          =========    =========    =========    =========     ========    =========    =========


See notes to financial statements.


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

($ and units in thousands, except value per unit)

                                                                   Dean Witter Variable Investment Series Portfolios
                                       ---------------------------------------------------------------------------------------------
                                                                               Quality
                                         Money         High                    Income                     Dividend
                                         Market       Yield        Equity       Plus       Strategist      Growth        Utilities
                                       ---------------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income (loss) ........  $  12,015    $  30,441    $  33,669    $  21,868    $  15,247    $    79,397    $    12,658
Net realized gains (losses) .........         --         (164)      14,161       (1,005)       6,525         27,352         15,934
Change in unrealized gains (losses) .         --       (2,116)     125,556       16,518       21,328        191,096         56,029
                                       ---------    ---------    ---------    ---------    ---------    -----------    -----------

  Change in net assets resulting
   from operations ..................     12,015       28,161      173,386       37,381       43,100        297,845         84,621

FROM CAPITAL TRANSACTIONS
Deposits ............................    149,402      104,526      162,502       50,521       85,569        446,039         30,744
Benefit payments ....................     (9,812)      (3,029)      (4,642)      (7,406)      (4,738)       (13,976)        (6,217)
Payments on termination .............    (82,460)     (34,243)     (76,080)     (55,141)     (53,102)      (185,959)       (53,999)
Contract maintenance charges ........       (101)        (123)        (296)        (182)        (184)          (748)          (192)
Transfers among the portfolios and
  with the Fixed Account - net ......    (68,644)      13,062       30,461      (17,577)       6,753         59,898        (32,932)
                                       ---------    ---------    ---------    ---------    ---------    -----------    -----------

   Change in net assets resulting
    from capital transactions .......    (11,615)      80,193      111,945      (29,785)      34,298        305,254        (62,596)
                                       ---------    ---------    ---------    ---------    ---------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS ...        400      108,354      285,331        7,596       77,398        603,099         22,025

NET ASSETS AT BEGINNING OF PERIOD ...    300,834      228,184      451,183      415,471      346,239      1,143,544        387,513
                                       ---------    ---------    ---------    ---------    ---------    -----------    -----------

NET ASSETS AT END OF PERIOD .........  $ 301,234    $ 336,538    $ 736,514    $ 423,067    $ 423,637    $ 1,746,643    $   409,538
                                       =========    =========    =========    =========    =========    ===========    ===========

CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period .........................  $   12.55    $   26.65    $   38.87    $   17.98    $   21.54    $     32.59    $     24.21
                                       =========    =========    =========    =========    =========    ===========    ===========

Units outstanding at end of period ..     18,622        8,795       13,509       20,834       16,149         39,665         15,170
                                       =========    =========    =========    =========    =========    ===========    ===========

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period .........................  $   12.51    $   26.57    $   38.76    $   17.93    $   21.48    $     32.50    $     24.14
                                       =========    =========    =========    =========    =========    ===========    ===========

Units outstanding at end of period ..      5,407        3,844        5,455        2,701        3,529         13,970          1,754
                                       =========    =========    =========    =========    =========    ===========    ===========


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED DECEMBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

($ and units in thousands, except value per unit)

                                                               Dean Witter Variable Investment Series Portfolios
                                       ---------------------------------------------------------------------------------------------
                                                                   Global
                                        European     Capital      Dividend     Pacific        Capital       Income
                                         Growth      Growth        Growth      Growth      Appreciation    Builder         Total
                                       ---------------------------------------------------------------------------------------------


FROM OPERATIONS
Net investment income (loss) ........  $  15,664    $   9,696    $  17,676    $     231    $    (214)   $       934    $   249,282
Net realized gains (losses) .........     12,290        3,189        3,995        8,369)         158             34         74,100
Change in unrealized gains (losses) .     15,432        4,657       12,263      (35,707)       1,144          3,598        409,798
                                       ---------    ---------    ---------    ---------    ---------    -----------    -----------

  Change in net assets resulting
   from operations ..................     43,386       17,542       33,934      (43,845)       1,088          4,566        733,180

FROM CAPITAL TRANSACTIONS
Deposits ............................     87,645       24,982      128,566       15,672       18,352         31,208      1,335,728
Benefit payments ....................     (2,725)        (910)      (3,466)      (1,262)        (109)          (165)       (58,457)
Payments on termination .............    (37,732)     (11,218)     (41,571)     (11,743)        (944)        (1,458)      (645,650)
Contract maintenance charges ........       (148)         (49)        (199)         (37)         (12)           (15)        (2,286)
Transfers among the portfolios and
  with the Fixed Account - net ......     (3,726)       8,692       25,556      (26,769)      12,422         18,862         26,058
                                       ---------    ---------    ---------    ---------    ---------    -----------    -----------

   Change in net assets resulting
    from capital transactions .......     43,314       21,497      108,886      (24,139)      29,709         48,432        655,393
                                       ---------    ---------    ---------    ---------    ---------    -----------    -----------


INCREASE (DECREASE) IN NET ASSETS ...     86,700       39,039      142,820      (67,984)      30,797         52,998      1,388,573

NET ASSETS AT BEGINNING OF PERIOD ...    271,305       78,594      307,464      130,326           --             --      4,060,657
                                       ---------    ---------    ---------    ---------    ---------    -----------    -----------

NET ASSETS AT END OF PERIOD .........  $ 358,005    $ 117,633    $ 450,284    $  62,342    $  30,797    $    52,998    $ 5,449,230
                                       =========    =========    =========    =========    =========    ===========    ===========

CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period .........................  $   27.87    $   20.18    $   15.30    $    6.06    $   11.18    $     12.08
                                       =========    =========    =========    =========    =========    ===========

Units outstanding at end of period ..      9,762        4,469       21,656        8,190        1,609          2,363
                                       =========    =========    =========    =========    =========    ===========

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period .........................  $   27.79    $   20.12    $   15.26    $    6.04    $   11.16    $     12.07
                                       =========    =========    =========    =========    =========    ===========

Units outstanding at end of period ..      3,091        1,365        7,789        2,105        1,148          2,025
                                       =========    =========    =========    =========    =========    ===========

See notes to the financial statements


NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------------------

($ and units in thousands, except value per unit)

                                                                       Dean Witter Variable Investment Series Portfolios
                                        -----------------------------------------------------------------------------------------
                                                                                          Quality
                                             Money          High                           Income                       Dividend
                                             Market        Yield         Equity             Plus       Strategist       Growth
                                        -----------------------------------------------------------------------------------------

FROM OPERATIONS
Net investment income (loss) .........   $     9,192    $    19,006    $    42,957    $    23,023    $     8,903    $    31,688
Net realized gains (losses) ..........            --           (360)         1,623         (1,632)         1,212          3,058
Change in unrealized gains (losses) ..            --         (1,795)        (7,081)       (21,855)        30,151        152,104
                                         -----------    -----------    -----------    -----------    -----------    -----------
     Change in net assets resulting
       from operations ...............         9,192         16,851         37,499           (464)        40,266        186,850

FROM CAPITAL TRANSACTIONS
Deposits .............................       167,498         83,674        131,579         52,568         42,708        266,005
Benefit payments .....................        (8,807)        (2,069)        (3,092)        (7,512)        (4,219)        (9,022)
Payments on termination ..............       (37,294)       (11,121)       (23,766)       (31,874)       (23,127)       (66,865)
Contract maintenance charges .........          (109)           (94)          (207)          (195)          (172)          (565)
Transfers among the portfolios and
  with the Fixed Account - net .......       (39,281)        18,476         23,390        (37,007)       (10,465)        38,681
                                         -----------    -----------    -----------    -----------    -----------    -----------

   Change in net assets resulting from
       capital transactions ..........        82,007         88,866        127,904        (24,020)         4,725        228,234
                                         -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS ....        91,199        105,717        165,403        (24,484)        44,991        415,084

NET ASSETS AT BEGINNING OF PERIOD ....       209,635        122,467        285,780        439,955        301,248        728,460
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD ..........   $   300,834    $   228,184    $   451,183    $   415,471    $   346,239    $ 1,143,544
                                         ===========    ===========    ===========    ===========    ===========    ===========

CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period ..........................   $     12.08    $     24.15    $     28.67    $     16.40    $     19.20    $     26.30
                                         ===========    ===========    ===========    ===========    ===========    ===========

Units outstanding at end of
  period .............................        21,477          7,989         13,438         24,233         17,132         38,903
                                         ===========    ===========    ===========    ===========    ===========    ===========

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
 of period ...........................   $     12.07    $     24.11    $     28.63    $     16.38    $     19.17    $     26.26
                                         ===========    ===========    ===========    ===========    ===========    ===========

Units outstanding at end of
  period .............................         3,424          1,463          2,303          1,096            904          4,587
                                         ===========    ===========    ===========    ===========    ===========    ===========

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEAR ENDED DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------------------

($ and units in thousands, except value per unit)

                                                                       Dean Witter Variable Investment Series Portfolios
                                        ----------------------------------------------------------------------------------------
                                                                                        Global
                                                         European       Capital        Dividend         Pacific
                                           Utilities      Growth        Growth          Growth          Growth          Total
                                        ---------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss) .........   $    10,360    $     7,751    $       431    $     7,678    $      (422)   $   160,567
Net realized gains (losses) ..........         8,482          1,911          1,890            407            180         16,771
Change in unrealized gains (losses) ..         8,559         43,165          3,981         28,418            449        236,096
                                         -----------    -----------    -----------    -----------    -----------    -----------

     Change in net assets resulting
       from operations ...............        27,401         52,827          6,302         36,503            207        413,434

FROM CAPITAL TRANSACTIONS
Deposits .............................        37,371         54,928         18,649         76,120         37,469        968,569
Benefit payments .....................        (5,738)        (1,847)          (736)        (2,137)        (1,002)       (46,181)
Payments on termination ..............       (32,116)       (15,391)        (5,821)       (14,070)        (7,379)      (268,824)
Contract maintenance charges .........          (217)          (127)           (39)          (151)           (74)        (1,950)
Transfers among the portfolios and
  with the Fixed Account - net .......       (49,309)        16,815          1,244         26,476         14,897          3,917
                                         -----------    -----------    -----------    -----------    -----------    -----------

   Change in net assets resulting from
       capital transactions ..........       (50,009)        54,378         13,297         86,238         43,911        655,531
                                         -----------    -----------    -----------    -----------    -----------    -----------


INCREASE (DECREASE) IN NET ASSETS ....       (22,608)       107,205         19,599        122,741         44,118      1,068,965

NET ASSETS AT BEGINNING OF PERIOD ....       410,121        164,100         58,995        184,723         86,208      2,991,692
                                         -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD ..........   $   387,513    $   271,305    $    78,594    $   307,464    $   130,326    $ 4,060,657
                                         ===========    ===========    ===========    ===========    ===========    ===========

CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
  of period ..........................   $     19.30    $     24.33    $     16.42    $     13.84    $      9.86
                                         ===========    ===========    ===========    ===========    ===========

Units outstanding at end of
  period .............................        19,259         10,007          4,278         19,847         11,811
                                         ===========    ===========    ===========    ===========    ===========

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS
Net asset value per unit at end
 of period ...........................   $     19.27    $     24.30    $     16.40    $     13.82    $      9.84
                                         ===========    ===========    ===========    ===========    ===========

Units outstanding at end of
  period .............................           823          1,144            509          2,364          1,412
                                         ===========    ===========    ===========    ===========    ===========

See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS
TWO YEARS ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company ("Allstate Life"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life writes certain annuity contracts, the proceeds of which are invested at the direction of the contractholder. Contractholders primarily invest in units of the portfolios comprising the Account, for which they bear all of the investment risk, but may also invest in the general account of Northbrook Life. The Account, in turn, invests solely in shares of the portfolios of the Dean Witter Variable Investment Series ("Fund"). Northbrook Life provides administrative and insurance services to the Account for a fee.

     Dean Witter Reynolds, Inc. ("Dean Witter"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., is the sole distributor of Northbrook Life's flexible premium deferred variable annuity contracts and certain single and flexible premium annuities. Dean Witter InterCapital, Inc. ("InterCapital"), a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., is the investment manager for the Fund. In October 1993, Allstate Life and Northbrook Life announced a strategic alliance to develop, market and distribute proprietary annuity and life insurance products through Dean Witter account executives. InterCapital receives investment management fees from the Fund.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments - Investments consist of shares in the portfolios of the Fund and are stated at fair value based on quoted market prices.

     Recognition of Investment Income - Investment income consists of dividends declared by the portfolios of the Fund and is recognized on the date of record.

     Realized Gains and Losses - Realized gains and losses represent the difference between the proceeds from sales of shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     Contractholder   Account  Activity  -  Account  activity  is  reflected  in individual contractholder accounts on a daily basis.

     Federal Income Taxes - The Account is intended to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included with and taxed as a part of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. Under current law, no federal income taxes are payable by the Account.

     Account Value - Certain calculations that could be made in the financial statements may differ from published amounts due to truncation of actual Account values.

3. CONTRACT MAINTENANCE, MORTALITY AND EXPENSE RISK, ADMINISTRATIVE EXPENSE, AND ENHANCED DEATH BENEFIT CHARGES

     For each year or portion of a year a contract is in effect, Northbrook Life deducts a fixed annual contract maintenance charge of $30 as reimbursement for expenses related to the maintenance of each contract and the Account. The amount of this charge is guaranteed not to increase over the life of the contract.

     Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to 1.25% per annum of the daily net assets of the Account. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract.

     Northbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the daily net assets of the Account. This charge is designed to cover administrative expenses.

     Northbrook Life offers contractholders the choice of two death benefit options. The Enhanced Death Benefit option guarantees that the death benefit will provide a cumulative return greater than or equal to a specified level, while the Performance Death Benefit option guarantees that the death benefit will not be less than the contract's highest value on any anniversary (collectively, "Death Benefit Options"). For either death benefit, Northbrook Life deducts daily an additional charge equal to .13% per annum of the daily net assets of the Account which are attributable to contractholders who have elected the optional death benefit.

4.   FINANCIAL INSTRUMENTS

     The investments of the Separate Accounts are carried at fair value, based upon quoted market prices. Accrued contract maintenance charges are of a short-term nature. It is assumed that their carrying value approximates fair value.

5.   UNITS ISSUED AND REDEEMED

     Units issued and redeemed by the Account during 1997 for contracts with and without the Death Benefit Options were as follows:

                                          Dean Witter Variable Investment Series Portfolios
                              --------------------------------------------------------------------------
(Units in thousands)                                           Quality
                              Money     High                   Income              Dividend
                              Market    Yield     Equity        Plus   Strategist   Growth     Utilities
                              --------------------------------------------------------------------------
CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS

Units outstanding at
  beginning of period ....    21,477      7,989     13,438     24,233     17,132     38,903     19,259

Unit activity during 1997:
  Issued .................    13,675      2,640      3,203      1,824      2,408      7,783        759
  Redeemed ...............   (16,530)    (1,834)    (3,132)    (5,223)    (3,391)    (7,021)    (4,848)
                             -------     ------     ------     ------     ------     ------     ------
Units outstanding at
  end of period ..........    18,622      8,795     13,509     20,834     16,149     39,665     15,170
                             -------     ------     ------     ------     ------     ------     ------

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS

Units outstanding at
  beginning of period ....     3,424      1,463      2,303      1,096        904      4,587        823

Unit activity during 1997:
  Issued .................     9,358      2,883      3,851      2,005      2,953     10,318      1,131
  Redeemed ...............    (7,375)      (502)      (699)      (400)      (328)      (935)      (200)
                             -------     ------     ------     ------     ------     ------     ------


Units outstanding at
  end of period ..........     5,407      3,844      5,455      2,701      3,529     13,970      1,754
                             -------     ------     ------     ------     ------     ------     ------

                                          Dean Witter Variable Investment Series Portfolios
                              ---------------------------------------------------------------
(Units in thousands)                               Global
                              European   Capital  Dividend    Pacific     Capital    Income
                               Growth    Growth    Growth     Growth   Appreciation   Builder
                              ---------------------------------------------------------------
CONTRACTS WITHOUT THE
  DEATH BENEFIT OPTIONS

Units outstanding at
  beginning of period ....    10,007      4,278     19,847     11,811         --         --

Unit activity during 1997:
  Issued .................     2,051      1,203      5,450      2,237      1,908      2,541
  Redeemed ...............    (2,296)    (1,012)    (3,641)    (5,858)      (299)      (178)
                             -------     ------     ------     ------     ------     ------

Units outstanding at
  end of period ..........     9,762      4,469     21,656      8,190      1,609      2,363
                             -------     ------     ------     ------     ------     ------

CONTRACTS WITH THE
  DEATH BENEFIT OPTIONS

Units outstanding at
  beginning of period ....     1,144        509      2,364      1,412         --         --

Unit activity during 1997:
  Issued .................     2,332      1,051      5,991      2,560      1,266      2,086
  Redeemed ...............      (385)      (195)      (566)    (1,867)      (118)       (61)
                             -------     ------     ------     ------     ------     ------
Units outstanding at
  end of period ..........     3,091      1,365      7,789      2,105      1,148      2,025
                             =======     ======     ======     ======     ======     ======

     Units relating to accrued contract maintenance charges are included in units redeemed.
                                     ******
                                      F-27